Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JNL Series Trust
Entity Central Index Key	0000933691
Document Period End Date	Dec. 31, 2024
C 000004694 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Balanced Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Balanced Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$98	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds Balanced Fund outperformed the 60% S&P 500 Index, 40% Bloomberg US Aggregate Index by posting a return of 16.05% for Class A shares compared to 15.04% for the Index.

The Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Balanced Fund (Class A)	16.05%	7.93%	7.41%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
60% S&P 500 Index, 40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	15.04%	8.67%	8.52%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Balanced Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Balanced Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Balanced Fund (Class A)	16.05%	7.93%	7.41%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
60% S&P 500 Index, 40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	15.04%	8.67%	8.52%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Balanced Fund

Net Assets	$ 3,269,658
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 6,422
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,269,658
Number of Investments:	1
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	6,422

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

C 000225794 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Bond Fund of America Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$84	0.84%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds Bond Fund of America Fund underperformed the Bloomberg U.S. Aggregate Index by posting a return of 0.87% for Class A shares compared to 1.25% for the Index.

The Fund (“Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond Fund of America® (“Master Fund”).The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 26, 2021)
JNL/American Funds Bond Fund of America Fund (Class A)	0.87%	-1.95%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-1.72%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Bond Fund of America Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Bond Fund of America Fund

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 26, 2021)
JNL/American Funds Bond Fund of America Fund (Class A)	0.87%	-1.95%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-1.72%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Bond Fund of America Fund

Net Assets	$ 466,628
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 825
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	466,628
Number of Investments:	1
Portfolio Turnover (%):	102
Total Advisory Fees Paid ($):	825

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

C 000202635 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital Income Builder Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$100	0.95%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds Capital Income Builder Fund underperformed the 70% Morningstar Global Target Market Exposure Index (Net), 30% Bloomberg US Aggregate Index by posting a return of 9.77% for Class A shares compared to 12.23% for the Index.

The Fund seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/American Funds Capital Income Builder Fund (Class A)	9.77%	5.58%	5.99%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.81%
70% Morningstar Global Target Market Exposure Index (Net), 30% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	12.23%	7.05%	7.42%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Capital Income Builder Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Capital Income Builder Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/American Funds Capital Income Builder Fund (Class A)	9.77%	5.58%	5.99%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.81%
70% Morningstar Global Target Market Exposure Index (Net), 30% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	12.23%	7.05%	7.42%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Capital Income Builder Fund

Net Assets	$ 434,773
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,158
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	434,773
Number of Investments:	1
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	1,158

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

C 000085347 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital World Bond Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$103	1.05%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds Capital World Bond Fund underperformed the Bloomberg Global Aggregate Index by posting a return of -3.34% for Class A shares compared to -1.69% for the Index.

The Fund seeks, over the long-term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital World Bond FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Capital World Bond Fund (Class A)	-3.34%	-2.73%	-0.39%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.69%	-1.96%	0.15%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.89%	4.20%	3.00%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Capital World Bond Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Capital World Bond Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Capital World Bond Fund (Class A)	-3.34%	-2.73%	-0.39%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.69%	-1.96%	0.15%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.89%	4.20%	3.00%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Capital World Bond Fund

Net Assets	$ 301,881
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 552
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	301,881
Number of Investments:	1
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	552

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

C 000218222 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$113	1.06%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds Global Growth Fund underperformed the Morningstar Global Target Market Exposure Index (Net) by posting a return of 13.23% for Class A shares compared to 17.20% for the Index.

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Growth FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Global Growth Fund (Class A)	13.23%	9.37%	10.40%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Global Growth Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Global Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Global Growth Fund (Class A)	13.23%	9.37%	10.40%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Global Growth Fund

Net Assets	$ 1,029,314
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 2,536
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,029,314
Number of Investments:	1
Portfolio Turnover (%):	41
Total Advisory Fees Paid ($):	2,536

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

C 000085349 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Small Capitalization Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$127	1.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds Global Small Capitalization Fund underperformed the Morningstar Global Small Cap Target Market Exposure Index (Net) by posting a return of 2.05% for Class A shares compared to 9.10% for the Index.

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Global Small Capitalization Fund (Class A)	2.05%	2.67%	5.47%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Global Small Cap Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	9.10%	6.22%	6.90%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Global Small Capitalization Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Global Small Capitalization Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Global Small Cap Target Market Exposure Index (Net) to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Global Small Capitalization Fund (Class A)	2.05%	2.67%	5.47%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Global Small Cap Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	9.10%	6.22%	6.90%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Global Small Capitalization Fund

Net Assets	$ 614,509
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,193
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	614,509
Number of Investments:	1
Portfolio Turnover (%):	47
Total Advisory Fees Paid ($):	1,193

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

C 000218225 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$104	0.90%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2024, JNL/American Funds Growth Fund outperformed the S&P 500 Index by posting a return of 31.26% for Class A shares compared to 25.02% for the Index.

The Fund seeks growth of capital through exclusive investment in Class 1 shares of American Funds Insurance Series® - Growth FundSM (the “Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Growth Fund (Class A)	31.26%	18.46%	16.19%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Growth Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Growth Fund (Class A)	31.26%	18.46%	16.19%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Growth Fund

Net Assets	$ 6,866,667
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 9,914
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	6,866,667
Number of Investments:	1
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	9,914

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

C 000085351 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth-Income Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$102	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2024, JNL/American Funds Growth-Income Fund underperformed the S&P 500 Index by posting a return of 23.75% for Class A shares compared to 25.02% for the Index.

The Fund seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth Income FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Growth-Income Fund (Class A)	23.75%	12.59%	11.77%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Growth-Income Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Growth-Income Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Growth-Income Fund (Class A)	23.75%	12.59%	11.77%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Growth-Income Fund

Net Assets	$ 11,698,120
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 27,186
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,698,120
Number of Investments:	1
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	27,186

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

C 000085354 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds International Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds International Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$118	1.16%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds International Fund underperformed the Morningstar Global ex-US Target Market Exposure Index (Net) by posting a return of 2.74% for Class A shares compared to 5.37% for the Index.

The Fund seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds International Fund (Class A)	2.74%	0.84%	3.61%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.98%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds International Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds International Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds International Fund (Class A)	2.74%	0.84%	3.61%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.98%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds International Fund

Net Assets	$ 1,305,722
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 3,408
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,305,722
Number of Investments:	1
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	3,408

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

C 000085355 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds New World Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds New World Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$130	1.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds New World Fund underperformed the Morningstar Global Target Market Exposure Index (Net) by posting a return of 6.09% for Class A shares compared to 17.20% for the Index.

The Fund seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds New World Fund (Class A)	6.09%	4.08%	5.78%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds New World Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds New World Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds New World Fund (Class A)	6.09%	4.08%	5.78%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds New World Fund

Net Assets	$ 1,321,252
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 4,048
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,321,252
Number of Investments:	1
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	4,048

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

C 000085345 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Washington Mutual Investors Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$101	0.92%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds Washington Mutual Investors Fund underperformed the S&P 500 Index by posting a return of 18.64% for Class A shares compared to 25.02% for the Index.

The Fund (“Feeder Fund”) seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of the American Funds Insurance Series® - Washington Mutual Investors FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Washington Mutual Investors Fund (Class A)	18.64%	11.76%	9.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Washington Mutual Investors Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Washington Mutual Investors Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Washington Mutual Investors Fund (Class A)	18.64%	11.76%	9.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Washington Mutual Investors Fund

Net Assets	$ 3,999,168
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 10,332
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,999,168
Number of Investments:	1
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	10,332

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

C 000004638 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Bond Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Bond Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$56	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2024, JNL/Mellon Bond Index Fund underperformed the Bloomberg U.S. Aggregate Index by posting a return of 0.70% for Class A shares compared to 1.25% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Bond Index Fund (Class A)	0.70%	-0.88%	0.74%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Bond Index Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Bond Index Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Bond Index Fund (Class A)	0.70%	-0.88%	0.74%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Bond Index Fund

Net Assets	$ 1,018,367
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 947
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,018,367
Number of Investments:	1
Portfolio Turnover (%):	76
Total Advisory Fees Paid ($):	947

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

C 000102953 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Emerging Markets Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$79	0.77%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Emerging Markets Index Fund underperformed the Morningstar Emerging Markets Target Market Exposure Index (Net) by posting a return of 5.56% for Class A shares compared to 7.10% for the Index.

The investment objective of the Fund is to track the performance of the Morningstar Emerging Markets Target Market Exposure Index (Net), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets through exclusive investment in shares of the JNL Emerging Markets Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Emerging Markets Index Fund (Class A)	5.56%	1.10%	2.97%
Morningstar Emerging Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.10%	2.20%	4.20%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Emerging Markets Index Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Emerging Markets Index Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Emerging Markets Index Fund (Class A)	5.56%	1.10%	2.97%
Morningstar Emerging Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.10%	2.20%	4.20%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Emerging Markets Index Fund

Net Assets	$ 778,225
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,083
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	778,225
Number of Investments:	1
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,083

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

C 000004637 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon International Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon International Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$62	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon International Index Fund underperformed the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) by posting a return of 2.92% for Class A shares compared to 3.77% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide long-term capital growth by investing in international equity securities through exclusive investment in shares of the JNL International Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon International Index Fund (Class A)	2.92%	4.25%	4.83%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	3.77%	4.82%	5.25%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon International Index Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon International Index Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon International Index Fund (Class A)	2.92%	4.25%	4.83%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	3.77%	4.82%	5.25%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon International Index Fund

Net Assets	$ 2,069,235
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,342
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,069,235
Number of Investments:	1
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	1,342

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

C 000004635 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 400 MidCap Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$60	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2024, JNL/Mellon S&P 400 MidCap Index Fund underperformed the S&P MidCap 400 Index by posting a return of 13.34% for Class A shares compared to 13.93% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations through exclusive investment in shares of the JNL Mid Cap Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon S&P 400 MidCap Index Fund (Class A)	13.34%	9.74%	9.10%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	13.93%	10.34%	9.68%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon S&P 400 MidCap Index Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon S&P 400 MidCap Index Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from S&P MidCap 400 Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon S&P 400 MidCap Index Fund (Class A)	13.34%	9.74%	9.10%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	13.93%	10.34%	9.68%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon S&P 400 MidCap Index Fund

Net Assets	$ 3,433,492
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 2,008
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,433,492
Number of Investments:	1
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,008

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

C 000004636 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Small Cap Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$58	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2024, JNL/Mellon Small Cap Index Fund underperformed the S&P SmallCap 600 Index by posting a return of 8.03% for Class A shares compared to 8.70% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies through exclusive investment in shares of the JNL Small Cap Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Small Cap Index Fund (Class A)	8.03%	7.78%	8.18%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	8.70%	8.36%	8.96%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Small Cap Index Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Small Cap Index Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from S&P SmallCap 600 Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Small Cap Index Fund (Class A)	8.03%	7.78%	8.18%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	8.70%	8.36%	8.96%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Small Cap Index Fund

Net Assets	$ 2,524,228
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,597
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,524,228
Number of Investments:	1
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	1,597

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

C 000039497 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Aggressive Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Aggressive Growth Allocation Fund underperformed the Morningstar Aggressive Target Risk Index by posting a return of 11.93% for Class A shares compared to 12.50% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	exposure to growth based funds
Top Market Detractors to Performance
w	exposure to real estate funds

Performance Attribution
Holdings
Top Contributor(s)
JNL Multi-Manager U.S. Select Equity Fund
JNL/T. Rowe Price Growth Stock Fund
JNL/Loomis Sayles Global Growth Fund
Top Detractor(s)
JNL/Cohen & Steers U.S. Realty Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Aggressive Growth Allocation Fund (Class A)	11.93%	7.38%	7.49%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.50%	8.25%	8.55%
90% Morningstar Global Target Market Exposure Index (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	15.52%	9.04%	8.49%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Aggressive Growth Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Aggressive Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Aggressive Growth Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Aggressive Growth Allocation Fund (Class A)	11.93%	7.38%	7.49%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.50%	8.25%	8.55%
90% Morningstar Global Target Market Exposure Index (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	15.52%	9.04%	8.49%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,436,400
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 1,431
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,436,400
Number of Investments:	22
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	1,431

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	62.6
International Equity	18.7
Emerging Markets Equity	7.5
Global Equity	7.4
Domestic Fixed Income	2.8
Alternative	1.0
Total Net Assets	100.0

C 000218198 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Conservative Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Conservative Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Conservative Allocation Fund outperformed the Morningstar Conservative Target Risk Index by posting a return of 5.56% for Class A shares compared to 3.57% for the Index. The outperformance was driven primarily by positive manager selection within fixed income.

Top Market Contributors to Performance
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
Top Market Detractors to Performance
w	exposure to emerging market equity funds
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields

Performance Attribution
Holdings
Top Contributor(s)
JNL/T. Rowe Price Capital Appreciation Fund
JNL Multi-Manager U.S. Select Equity Fund
JNL Multi-Manager Alternative Fund
Top Detractor(s)
JNL Multi-Manager Emerging Markets Equity Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Conservative Allocation Fund (Class A)	5.56%	2.24%	3.04%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	3.57%	1.69%	2.86%
20% Morningstar Global Target Market Exposure Index (Net), 80% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.30%	1.84%	3.03%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Conservative Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Conservative Target Risk Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Conservative Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Conservative Allocation Fund (Class A)	5.56%	2.24%	3.04%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	3.57%	1.69%	2.86%
20% Morningstar Global Target Market Exposure Index (Net), 80% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.30%	1.84%	3.03%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 557,157
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 709
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	557,157
Number of Investments:	26
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	709

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	62.5
Domestic Equity	13.3
Alternative	10.6
Domestic Balanced	6.1
Emerging Markets Fixed Income	3.5
International Equity	2.5
Emerging Markets Equity	1.5
Total Net Assets	100.0

C 000039496 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Growth Allocation Fund underperformed the Morningstar Moderately Aggressive Target Risk Index by posting a return of 10.60% for Class A shares compared to 10.66% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	exposure to growth based funds
Top Market Detractors to Performance
w	exposure to real estate funds
w	exposure to natural resource equity funds

Performance Attribution
Holdings
Top Contributor(s)
JNL Multi-Manager U.S. Select Equity Fund
JNL/T. Rowe Price Growth Stock Fund
JNL/Loomis Sayles Global Growth Fund
Top Detractor(s)
JNL/Cohen & Steers U.S. Realty Fund
JNL/BlackRock Global Natural Resources Fund
JNL/T. Rowe Price Capital Appreciation Equity Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Growth Allocation Fund (Class A)	10.60%	6.48%	6.76%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.66%	7.02%	7.49%
80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.87%	8.05%	7.75%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Growth Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderately Aggressive Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Growth Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Growth Allocation Fund (Class A)	10.60%	6.48%	6.76%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.66%	7.02%	7.49%
80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.87%	8.05%	7.75%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 2,905,092
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 2,666
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,905,092
Number of Investments:	36
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	2,666

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	52.5
International Equity	17.5
Domestic Fixed Income	12.6
Alternative	5.7
Global Equity	5.2
Emerging Markets Equity	5.2
Emerging Markets Fixed Income	1.3
Total Net Assets	100.0

C 000218212 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Moderate Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Moderate Allocation Fund outperformed the Morningstar Moderately Conservative Target Risk Index by posting a return of 7.64% for Class A shares compared to 6.40% for the Index. The outperformance was driven primarily by positive manager selection within fixed income.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to growth based funds
Top Market Detractors to Performance
w	exposure to real estate funds
w	exposure to emerging market equity funds

Performance Attribution
Holdings
Top Contributor(s)
JNL Multi-Manager U.S. Select Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL Multi-Manager Alternative Fund
Top Detractor(s)
JNL/Cohen & Steers U.S. Realty Fund
JNL Multi-Manager Emerging Markets Equity Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Moderate Allocation Fund (Class A)	7.64%	4.18%	4.47%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	6.40%	3.88%	4.71%
40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.42%	3.96%	4.66%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderately Conservative Target Risk Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Moderate Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Moderate Allocation Fund (Class A)	7.64%	4.18%	4.47%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	6.40%	3.88%	4.71%
40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.42%	3.96%	4.66%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,949,013
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,890
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,949,013
Number of Investments:	31
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	1,890

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	43.7
Domestic Equity	26.6
Alternative	10.3
Domestic Balanced	6.0
International Equity	5.7
Emerging Markets Equity	3.2
Emerging Markets Fixed Income	3.0
Global Equity	1.5
Total Net Assets	100.0

C 000039495 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Moderate Growth Allocation Fund outperformed the Morningstar Moderate Target Risk Index by posting a return of 9.17% for Class A shares compared to 8.27% for the Index. The outperformance was driven by an overweight to domestic equities and positive manager selection within fixed income.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	exposure to growth based funds
Top Market Detractors to Performance
w	exposure to natural resource equity funds

Performance Attribution
Holdings
Top Contributor(s)
JNL Multi-Manager U.S. Select Equity Fund
JNL/T. Rowe Price Growth Stock Fund
JNL/T. Rowe Price Capital Appreciation Fund
Top Detractor(s)
JNL/BlackRock Global Natural Resources Fund
JNL/T. Rowe Price Capital Appreciation Equity Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Moderate Growth Allocation Fund (Class A)	9.17%	5.39%	5.76%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.05%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	10.61%	6.03%	6.23%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate Growth Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderate Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Moderate Growth Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Moderate Growth Allocation Fund (Class A)	9.17%	5.39%	5.76%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.05%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	10.61%	6.03%	6.23%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 3,570,552
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 3,202
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,570,552
Number of Investments:	34
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	3,202

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	39.6
Domestic Fixed Income	28.1
International Equity	11.3
Alternative	9.5
Emerging Markets Equity	3.9
Domestic Balanced	3.1
Emerging Markets Fixed Income	2.5
Global Equity	2.0
Total Net Assets	100.0

C 000004664 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Aggressive Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/JPMorgan Managed Aggressive Growth Fund outperformed the Morningstar Aggressive Target Risk Index by posting a return of 13.64% for Class A shares compared to 12.50% for the Index. The Fund's outperformance was driven by an underweight to international equities and overweight to large capitalization growth equities.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to growth based funds
w	exposure to value based funds
Top Market Detractors to Performance
w	exposure to emerging market equity funds
w	exposure to natural resource equity funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/BlackRock Large Cap Select Growth Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/T. Rowe Price Growth Stock Fund
Top Detractor(s)
JNL/William Blair International Leaders Fund
JNL Multi-Manager Emerging Markets Equity Fund
JNL/BlackRock Global Natural Resources Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Managed Aggressive Growth Fund (Class A)	13.64%	8.59%	8.82%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.50%	8.25%	8.55%
63% S&P 500 Index, 27% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.56%	10.48%	9.88%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Aggressive Growth Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Aggressive Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/JPMorgan Managed Aggressive Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Managed Aggressive Growth Fund (Class A)	13.64%	8.59%	8.82%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.50%	8.25%	8.55%
63% S&P 500 Index, 27% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.56%	10.48%	9.88%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 2,122,428
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 1,886
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,122,428
Number of Investments:	29
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	1,886

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	62.8
International Equity	21.5
Domestic Fixed Income	5.9
Emerging Markets Equity	5.5
Alternative	4.3
Total Net Assets	100.0

C 000004659 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Conservative Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/JPMorgan Managed Conservative Fund outperformed the Morningstar Conservative Target Risk Index by posting a return of 4.66% for Class A shares compared to 3.57% for the Index. The Fund's outperformance was driven by positive manager selection within domestic fixed income.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to growth based funds
Top Market Detractors to Performance
w	exposure to natural resource equity funds
w	exposure to international growth funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine Total Return Fund
JNL/BlackRock Large Cap Select Growth Fund
Top Detractor(s)
JNL/WCM Focused International Equity Fund
JNL/BlackRock Global Natural Resources Fund
JNL/Lazard International Strategic Equity Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Managed Conservative Fund (Class A)	4.66%	1.83%	2.75%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	3.57%	1.69%	2.86%
80% Bloomberg U.S. Aggregate Index, 14.30% S&P 500 Index, 5.70% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	4.57%	2.17%	3.34%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Conservative Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Conservative Target Risk Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/JPMorgan Managed Conservative Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Managed Conservative Fund (Class A)	4.66%	1.83%	2.75%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	3.57%	1.69%	2.86%
80% Bloomberg U.S. Aggregate Index, 14.30% S&P 500 Index, 5.70% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	4.57%	2.17%	3.34%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 685,785
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 697
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	685,785
Number of Investments:	31
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	697

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	71.3
Domestic Equity	13.9
Alternative	5.9
International Equity	4.4
Global Fixed Income	3.3
Emerging Markets Equity	1.2
Total Net Assets	100.0

C 000004663 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/JPMorgan Managed Growth Fund outperformed the Morningstar Moderately Aggressive Target Risk Index by posting a return of 12.36% for Class A shares compared to 10.66% for the Index. The Fund's outperformance was driven by an overweight to domestic equities and strong manager selection within fixed income.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to growth based funds
w	exposure to value based funds
Top Market Detractor(s) to Performance
w	exposure to emerging market equity funds
w	exposure to natural resource equity funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/T. Rowe Price Growth Stock Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/BlackRock Large Cap Select Growth Fund
Top Detractor(s)
JNL/William Blair International Leaders Fund
JNL Multi-Manager Emerging Markets Equity Fund
JNL/MFS Mid Cap Value Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Managed Growth Fund (Class A)	12.36%	7.65%	8.03%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.66%	7.02%	7.49%
56% S&P 500 Index, 20% Bloomberg U.S. Aggregate Index, 24% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.78%	9.32%	8.98%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Growth Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderately Aggressive Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/JPMorgan Managed Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Managed Growth Fund (Class A)	12.36%	7.65%	8.03%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.66%	7.02%	7.49%
56% S&P 500 Index, 20% Bloomberg U.S. Aggregate Index, 24% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.78%	9.32%	8.98%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 4,121,346
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 3,513
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,121,346
Number of Investments:	32
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	3,513

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	55.6
International Equity	19.2
Domestic Fixed Income	16.3
Emerging Markets Equity	4.8
Alternative	4.1
Total Net Assets	100.0

C 000004660 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Moderate Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/JPMorgan Managed Moderate Fund outperformed the Morningstar Moderately Conservative Target Risk Index by posting a return of 7.07% for Class A shares compared to 6.40% for the Index. The Fund's outperformance was driven by an overweight to domestic equities and strong manager selection within fixed income.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to growth based funds
Top Market Detractors to Performance
w	exposure to emerging market equity funds
w	exposure to natural resource equity funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/T. Rowe Price Growth Stock Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/T. Rowe Price Value Fund
Top Detractor(s)
JNL/Causeway International Value Select Fund
JNL/William Blair International Leaders Fund
JNL Multi-Manager Emerging Markets Equity Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Managed Moderate Fund (Class A)	7.07%	3.77%	4.47%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	6.40%	3.88%	4.71%
60% Bloomberg U.S. Aggregate Index, 28% S&P 500 Index, 12% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.85%	4.58%	5.26%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Moderate Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderately Conservative Target Risk Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/JPMorgan Managed Moderate Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Managed Moderate Fund (Class A)	7.07%	3.77%	4.47%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	6.40%	3.88%	4.71%
60% Bloomberg U.S. Aggregate Index, 28% S&P 500 Index, 12% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.85%	4.58%	5.26%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,720,643
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 1,575
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,720,643
Number of Investments:	37
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	1,575

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	53.5
Domestic Equity	27.5
International Equity	9.4
Alternative	4.8
Emerging Markets Equity	2.5
Global Fixed Income	2.3
Total Net Assets	100.0

C 000004662 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Moderate Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/JPMorgan Managed Moderate Growth Fund outperformed the Morningstar Moderate Target Risk Index by posting a return of 9.74% for Class A shares compared to 8.27% for the Index. The Fund's outperformance was driven by an overweight to domestic equities and strong manager selection within fixed income.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to growth based funds
w	exposure to value based funds
Top Market Detractor(s) to Performance
w	exposure to emerging market equity funds
w	exposure to natural resource equity funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/T. Rowe Price Growth Stock Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/BlackRock Large Cap Select Growth Fund
Top Detractor(s)
JNL/William Blair International Leaders Fund
JNL Multi-Manager Emerging Markets Equity Fund
JNL/Lazard International Strategic Equity Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Managed Moderate Growth Fund (Class A)	9.74%	5.74%	6.17%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.05%
42% S&P 500 Index, 18% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	11.27%	6.97%	7.14%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Moderate Growth Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderate Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/JPMorgan Managed Moderate Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Managed Moderate Growth Fund (Class A)	9.74%	5.74%	6.17%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.05%
42% S&P 500 Index, 18% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	11.27%	6.97%	7.14%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 3,808,178
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 3,270
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,808,178
Number of Investments:	35
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	3,270

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	41.5
Domestic Fixed Income	35.8
International Equity	14.4
Alternative	4.8
Emerging Markets Equity	3.5
Total Net Assets	100.0

C 000111244 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds Growth Allocation Fund outperformed the Morningstar Moderately Aggressive Target Risk Index by posting a return of 12.80% for Class A shares compared to 10.66% for the Index. The Fund's outperformance was driven by an overweight to large capitalization growth equity funds.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to growth based funds
w	exposure to value based funds
Top Market Detractors to Performance
w	exposure to intermediate core-plus bond funds

Performance Attribution
Holdings
Top Contributor(s)
American Funds Investment Company of America Fund
American Funds Insurance Series - Growth Fund
American Funds Insurance Series - Washington Mutual Investors Fund
Top Detractor(s)
American Funds Insurance Series - The Bond Fund of America
American Funds Strategic Bond Fund
American Funds Insurance Series - American Funds Mortgage Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Growth Allocation Fund (Class A)	12.80%	7.80%	8.26%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.66%	7.02%	7.49%
80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.87%	8.05%	7.75%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Growth Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderately Aggressive Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/American Funds Growth Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Growth Allocation Fund (Class A)	12.80%	7.80%	8.26%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.66%	7.02%	7.49%
80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.87%	8.05%	7.75%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 3,880,573
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 6,896
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,880,573
Number of Investments:	16
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	6,896

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	50.5
Domestic Fixed Income	18.0
Global Equity	15.5
International Equity	10.6
Emerging Markets Equity	4.4
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

C 000252141 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.65%

(a)

This Fund share class’s shareholder report covers the period of time since inception on October 21, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the period October 21, 2024 through December 31, 2024, JNL/American Funds Moderate Allocation Fund outperformed the Morningstar Moderately Conservative Target Risk Index by posting a return of -1.80% for Class A shares compared to -2.13% for the Index. The Fund's outperformance was driven by an overweight to domestic equities and strong manager selection withhin fixed income.

Top Market Contributors to Performance
w	exposure to growth based funds
w	exposure to high yield bond funds
Top Market Detractors to Performance
w	exposure to intermediate core and core-plus bond funds
w	exposure to international growth funds
w	exposure to value based funds

Performance Attribution
Holdings
Top Contributor(s)
American Funds Investment Company of America Fund
American Funds Insurance Series - Growth Fund
American Funds Insurance Series - Washington Mutual Investors Fund
Top Detractor(s)
American Funds Insurance Series - The Bond Fund of America
American Funds Strategic Bond Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
Life of Fund (October 21, 2024)
JNL/American Funds Moderate Allocation Fund (Class A)	-1.80%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.68%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	-2.13%
40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.68%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Moderate Allocation Fund

JNL/American Funds Moderate Allocation Fund

Average Annual Total Returns as of 12/31/2024
Life of Fund (October 21, 2024)
JNL/American Funds Moderate Allocation Fund (Class A)	-1.80%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.68%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	-2.13%
40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.68%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 3,883
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 1
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,883
Number of Investments:	15
Total Advisory Fees Paid ($):	1

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	54.4
Domestic Equity	26.6
Global Equity	8.1
International Equity	5.9
Emerging Markets Fixed Income	3.0
Emerging Markets Equity	2.0
Total Net Assets	100.0

C 000111243 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/American Funds Moderate Growth Allocation Fund outperformed the Morningstar Moderate Target Risk Index by posting a return of 9.66% for Class A shares compared to 8.27% for the Index. The Fund's outperformance was driven by an overweight to large capitalization growth equity funds.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to growth based funds
w	exposure to value based funds
Top Market Detractors to Performance
w	exposure to intermediate core-plus bond funds

Performance Attribution
Holdings
Top Contributor(s)
American Funds Investment Company of America Fund
American Funds Insurance Series - Washington Mutual Investors Fund
American Funds Insurance Series - Growth Fund
Top Detractor(s)
American Funds Insurance Series - The Bond Fund of America
American Funds Strategic Bond Fund

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Moderate Growth Allocation Fund (Class A)	9.66%	5.91%	6.47%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.05%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	10.61%	6.03%	6.23%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Moderate Growth Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderate Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/American Funds Moderate Growth Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/American Funds Moderate Growth Allocation Fund (Class A)	9.66%	5.91%	6.47%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.05%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	10.61%	6.03%	6.23%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 2,421,574
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 4,610
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,421,574
Number of Investments:	15
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	4,610

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	38.7
Domestic Fixed Income	36.4
Global Equity	11.7
International Equity	8.3
Emerging Markets Equity	2.9
Emerging Markets Fixed Income	2.0
Total Net Assets	100.0

C 000218218 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth ETF Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Growth ETF Allocation Fund outperformed the Morningstar Moderately Aggressive Target Risk Index by posting a return of 11.26% for Class A shares compared to 10.66% for the Index. The outperformance was driven primarily by an underweight to international equities in favor of domestic equities.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to developed foreign equity funds

Performance Attribution
Holdings
Top Contributor(s)
iShares Core S&P 500 ETF
iShares Core S&P U.S. Growth ETF
iShares MSCI USA Quality Factor ETF
Top Detractor(s)
iShares 20+ Year Treasury Bond ETF
iShares Core S&P Small Cap ETF

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Growth ETF Allocation Fund (Class A)	11.26%	6.76%	7.10%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.66%	7.02%	7.49%
80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.87%	8.05%	7.75%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Growth ETF Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderately Aggressive Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Growth ETF Allocation Fund (Class A)	11.26%	6.76%	7.10%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.66%	7.02%	7.49%
80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.87%	8.05%	7.75%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 346,876
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 691
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	346,876
Number of Investments:	21
Portfolio Turnover (%):	40
Total Advisory Fees Paid ($):	691

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	61.5
Domestic Fixed Income	17.3
International Equity	14.5
Securities Lending Collateral	6.1
Emerging Markets Equity	5.3
Global Equity	1.4
Short Term Investments	0.0
Total Net Assets	106.1

C 000218214 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Moderate ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Moderate ETF Allocation Fund outperformed the Morningstar Moderately Conservative Target Risk Index by posting a return of 6.79% for Class A shares compared to 6.40% for the Index. The outperformance was driven primarily by positive style tilts within fixed income, including an overweight to high yield bonds.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to growth based funds
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to developed foreign equity funds

Performance Attribution
Holdings
Top Contributor(s)
iShares Core S&P 500 ETF
iShares Core Dividend Growth ETF
iShares MSCI USA Quality Factor ETF
Top Detractor(s)
iShares 20+ Year Treasury Bond ETF
iShares Core S&P Small Cap ETF
iShares Core MSCI EAFE ETF

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Moderate ETF Allocation Fund (Class A)	6.79%	3.53%	4.27%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	6.40%	3.88%	4.71%
40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.42%	3.96%	4.66%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate ETF Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderately Conservative Target Risk Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Moderate ETF Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Moderate ETF Allocation Fund (Class A)	6.79%	3.53%	4.27%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	6.40%	3.88%	4.71%
40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.42%	3.96%	4.66%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 197,318
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 402
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	197,318
Number of Investments:	20
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	402

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	56.7
Domestic Equity	33.6
International Equity	7.3
Emerging Markets Equity	2.4
Securities Lending Collateral	0.8
Short Term Investments	0.1
Total Net Assets	100.9

C 000218217 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Moderate Growth ETF Allocation Fund outperformed the Morningstar Moderate Target Risk Index by posting a return of 9.10% for Class A shares compared to 8.27% for the Index. The outperformance was driven primarily by positive style tilts within domestic equities and an overweight to U.S. growth.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to growth based funds
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to developed foreign equity funds

Performance Attribution
Holdings
Top Contributor(s)
iShares Core S&P 500 ETF
iShares Core S&P U.S. Growth ETF
iShares MSCI USA Quality Factor ETF
Top Detractor(s)
iShares 20+ Year Treasury Bond ETF
iShares Core S&P Small Cap ETF
iShares Core MSCI EAFE ETF

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Moderate Growth ETF Allocation Fund (Class A)	9.10%	5.26%	5.79%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.05%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	10.61%	6.03%	6.23%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate Growth ETF Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderate Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Moderate Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Moderate Growth ETF Allocation Fund (Class A)	9.10%	5.26%	5.79%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.05%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	10.61%	6.03%	6.23%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 320,020
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 650
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	320,020
Number of Investments:	21
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	650

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	47.8
Domestic Fixed Income	36.9
International Equity	10.8
Emerging Markets Equity	3.9
Global Equity	0.9
Securities Lending Collateral	0.3
Short Term Investments	0.1
Total Net Assets	100.7

C 000192080 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Vanguard Growth ETF Allocation Fund outperformed the Morningstar Moderately Aggressive Target Risk Index by posting a return of 11.84% for Class A shares compared to 10.66% for the Index. The outperformance was primarily driven by an overweight to domestic equities.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to developed foreign equity funds
w	exposure to real estate funds

Performance Attribution
Holdings
Top Contributor(s)
Vanguard Total Stock Market ETF
Vanguard Growth ETF
Vanguard Value ETF
Top Detractor(s)
Vanguard Long-Term Treasury ETF
Vanguard FTSE All-World ex-US Small-Cap Index ETF
Vanguard Real Estate ETF

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Growth ETF Allocation Fund (Class A)	11.84%	6.73%	7.08%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.70%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.66%	7.02%	7.52%
80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.87%	8.05%	8.08%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Vanguard Growth ETF Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderately Aggressive Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Vanguard Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Growth ETF Allocation Fund (Class A)	11.84%	6.73%	7.08%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.70%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	10.66%	7.02%	7.52%
80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.87%	8.05%	8.08%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 2,042,135
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 3,894
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,042,135
Number of Investments:	17
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	3,894

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	62.6
Domestic Fixed Income	16.1
International Equity	15.7
Securities Lending Collateral	8.4
Emerging Markets Equity	3.7
Emerging Markets Fixed Income	1.9
Total Net Assets	108.4

C 000192068 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Vanguard Moderate ETF Allocation Fund outperformed the Morningstar Moderately Conservative Target Risk Index by posting a return of 7.14% for Class A shares compared to 6.40% for the Index. The outperformance was driven by an overweight to domestic equities and positive style misfit within fixed income.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to developed foreign equity funds

Performance Attribution
Holdings
Top Contributor(s)
Vanguard Total Stock Market ETF
Vanguard Growth ETF
Vanguard Value ETF
Top Detractor(s)
Vanguard Long-Term Treasury ETF
Vanguard FTSE All-World ex-US Small-Cap Index ETF
Cash Management

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate ETF Allocation Fund (Class A)	7.14%	3.41%	4.07%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	0.97%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	6.40%	3.88%	4.64%
40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.42%	3.96%	4.64%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Vanguard Moderate ETF Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderately Conservative Target Risk Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Vanguard Moderate ETF Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate ETF Allocation Fund (Class A)	7.14%	3.41%	4.07%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	0.97%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	6.40%	3.88%	4.64%
40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.42%	3.96%	4.64%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 551,472
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 1,118
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	551,472
Number of Investments:	20
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	1,118

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.2
Domestic Equity	33.7
Securities Lending Collateral	9.7
International Equity	8.3
Emerging Markets Fixed Income	4.8
Emerging Markets Equity	2.0
Short Term Investments	0.0
Total Net Assets	109.7

C 000192078 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Vanguard Moderate Growth ETF Allocation Fund outperformed the Morningstar Moderate Target Risk Index by posting a return of 9.59% for Class A shares compared to 8.27% for the Index. The outperformance was primarily driven by an overweight to domestic equities.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to developed foreign equity funds
w	exposure to real estate funds

Performance Attribution
Holdings
Top Contributor(s)
Vanguard Total Stock Market ETF
Vanguard Growth ETF
Vanguard Value ETF
Top Detractor(s)
Vanguard Long-Term Treasury ETF
Vanguard FTSE All-World ex-US Small-Cap Index ETF
Vanguard Real Estate ETF

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate Growth ETF Allocation Fund (Class A)	9.59%	5.10%	5.59%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.70%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.03%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	10.61%	6.03%	6.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Vanguard Moderate Growth ETF Allocation Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderate Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Vanguard Moderate Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate Growth ETF Allocation Fund (Class A)	9.59%	5.10%	5.59%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.70%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.03%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	10.61%	6.03%	6.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 938,325
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 1,893
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	938,325
Number of Investments:	20
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	1,893

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	48.9
Domestic Fixed Income	32.9
International Equity	11.8
Emerging Markets Fixed Income	3.8
Securities Lending Collateral	3.2
Emerging Markets Equity	2.7
Short Term Investments	0.0
Total Net Assets	103.3

C 000153487 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Alternative Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$230	2.19%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Multi-Manager Alternative Fund outperformed the Wilshire Liquid Alternative Index by posting a return of 9.59% for Class A shares compared to 4.33% for the Index. The outperformance was driven by positive security selection within the long/short equity, fixed income and convertible arbitrage sleeves.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	exposure to securitized credit
Top Market Detractors to Performance
w	exposure to emerging market equities
w	selective short exposure to U.S. equities
w	exposure to a broken merger trade within the industrials sector

Performance Attribution
Holdings
Top Contributor(s)
Meta Platforms, Inc.
Netflix, Inc.
Tesla Inc.
Top Detractor(s)
Boeing Company, The
SPDR S&P 500 ETF Trust
VanEck Semiconductor ETF

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 27, 2015)
JNL Multi-Manager Alternative Fund (Class A)	9.59%	3.85%	2.83%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.20%
Wilshire Liquid Alternative Index (reflects no deduction for fees, expenses, or taxes)	4.33%	2.48%	1.72%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Alternative Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Wilshire Liquid Alternative Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Multi-Manager Alternative Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 27, 2015)
JNL Multi-Manager Alternative Fund (Class A)	9.59%	3.85%	2.83%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.20%
Wilshire Liquid Alternative Index (reflects no deduction for fees, expenses, or taxes)	4.33%	2.48%	1.72%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 801,157
Holdings Count | Holdings	1,385
Advisory Fees Paid, Amount	$ 9,953
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	801,157
Number of Investments:	1,385
Portfolio Turnover (%):	139
Total Advisory Fees Paid ($):	9,953

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Other Short Term Investments	20.4
Information Technology	14.7
Financials	13.0
Communication Services	12.2
Non-U.S. Government Agency ABS	11.5
Derivative Instruments	10.9
Consumer Discretionary	10.2
Health Care	9.3
Industrials	6.2
U.S. Government Agency MBS	4.7
Other Sectors	11.2
Total Net Assets	124.3
Short Investments
Derivative Instruments	-11.0
Information Technology	-5.2
Investment Companies	-5.1
Consumer Discretionary	-4.1
Industrials	-1.8
Health Care	-1.6
Financials	-1.1
Communication Services	-0.6
Real Estate	-0.3
Energy	-0.3
Other Sectors	-0.3
Total Net Assets	-31.4

C 000029600 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Emerging Markets Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Multi-Manager Emerging Markets Equity Fund underperformed the Morningstar Emerging Markets Index (Net) by posting a return of 4.58% for Class A shares compared to 7.05% for the Index. The underperformance was primarily driven by negative stock selection within the emerging Asia region.

Top Market Contributors to Performance
w	exposure to China, Taiwan and Hong Kong equities
w	exposure to Indian equities
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractors to Performance
w	exposure to foreign currencies which depreciated versus the U.S. dollar
w	exposure to Latin American equities
w	exposure to material related stocks due to mixed commodity prices

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
Oracle Financial Services Software Limited
Celestica Inc.
Top Detractor(s)
Samsung Electronics Co., Ltd.
TOTVS S.A.
EPAM Systems, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Multi-Manager Emerging Markets Equity Fund (Class A)	4.58%	-0.98%	1.34%
Morningstar Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.05%	2.86%	4.34%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL Multi-Manager Emerging Markets Equity Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Emerging Markets Equity Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Multi-Manager Emerging Markets Equity Fund (Class A)	4.58%	-0.98%	1.34%
Morningstar Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.05%	2.86%	4.34%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL Multi-Manager Emerging Markets Equity Fund

Net Assets	$ 1,120,791
Holdings Count | Holdings	240
Advisory Fees Paid, Amount	$ 7,108
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,120,791
Number of Investments:	240
Portfolio Turnover (%):	81
Total Advisory Fees Paid ($):	7,108

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	22.0
Information Technology	18.8
Industrials	15.1
Communication Services	10.6
Consumer Discretionary	8.2
Consumer Staples	6.5
Energy	5.2
Other Short Term Investments	3.5
Utilities	3.4
Materials	3.3
Other Sectors	3.6
Total Net Assets	100.2
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

C 000202637 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager International Small Cap Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Multi-Manager International Small Cap Fund outperformed the Morningstar Global ex-US Small Cap Target Market Exposure Index (Net) by posting a return of 4.98% for Class A shares compared to 3.66% for the Index. The outperformance was primarily driven by positive stock selection in information technology.

Top Market Contributors to Performance
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	exposure to technology hardware and equipment companies
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to foreign currencies which depreciated versus the U.S. dollar
w	exposure to Japanese companies
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
Celestica Inc.
Unipol Gruppo S.p.A.
Bper Banca S.P.A
Top Detractor(s)
Global Unichip Corp.
Maytronics Ltd.
SHIFT, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL Multi-Manager International Small Cap Fund (Class A)	4.98%	6.45%	6.04%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.79%
Morningstar Global ex-US Small Cap Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	3.66%	3.32%	3.23%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager International Small Cap Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Global ex-US Small Cap Target Market Exposure Index (Net) to the Morningstar Global ex-US Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Multi-Manager International Small Cap Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL Multi-Manager International Small Cap Fund (Class A)	4.98%	6.45%	6.04%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.79%
Morningstar Global ex-US Small Cap Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	3.66%	3.32%	3.23%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 654,115
Holdings Count | Holdings	334
Advisory Fees Paid, Amount	$ 5,051
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	654,115
Number of Investments:	334
Portfolio Turnover (%):	78
Total Advisory Fees Paid ($):	5,051

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	20.5
Industrials	18.9
Financials	17.4
Consumer Discretionary	14.1
Communication Services	9.0
Health Care	5.0
Materials	4.3
Consumer Staples	2.7
Real Estate	2.4
Utilities	2.4
Other Sectors	3.6
Total Net Assets	100.3

C 000172890 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Mid Cap Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Multi-Manager Mid Cap Fund underperformed the Morningstar U.S. Mid Cap Index by posting a return of 6.97% for Class A shares compared to 15.29% for the Index. The underperformance was primarily driven by negative stock selection within industrials and information technology.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to insurance companies
w	exposure to technology hardware and equipment companies
Top Market Detractors to Performance
w	exposure to health care equipment and services companies
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to automobiles and components companies

Performance Attribution
Holdings
Top Contributor(s)
Fair Isaac Corporation
Toast, Inc.
Freshpet, Inc.
Top Detractor(s)
Dentsply Sirona Inc.
Celsius Holdings, Inc.
MongoDB, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 19, 2016)
JNL Multi-Manager Mid Cap Fund (Class A)	6.97%	7.39%	9.67%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	14.39%
Morningstar U.S. Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	15.29%	10.50%	11.69%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Mid Cap Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Mid Cap Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Multi-Manager Mid Cap Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 19, 2016)
JNL Multi-Manager Mid Cap Fund (Class A)	6.97%	7.39%	9.67%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	14.39%
Morningstar U.S. Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	15.29%	10.50%	11.69%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,212,362
Holdings Count | Holdings	242
Advisory Fees Paid, Amount	$ 8,632
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,212,362
Number of Investments:	242
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	8,632

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	17.7
Industrials	17.0
Health Care	14.7
Financials	12.5
Consumer Staples	11.4
Consumer Discretionary	9.1
Utilities	4.6
Materials	4.1
Real Estate	3.3
Other Short Term Investments	3.1
Other Sectors	2.6
Total Net Assets	100.1

C 000004683 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Multi-Manager Small Cap Growth Fund underperformed the Morningstar U.S. Small Cap Broad Growth Extended Index by posting a return of 9.66% for Class A shares compared to 13.39% for the Index. The underperformance was primarily driven by negative stock selection within health care.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to financial services companies
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to health care equipment and services companies
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to semiconductors and semiconductor equipment companies

Performance Attribution
Holdings
Top Contributor(s)
Super Micro Computer, Inc.
Ryan Specialty Group Holdings, Inc.
Fair Isaac Corporation
Top Detractor(s)
Indie Semiconductor, Inc.
Evolent Health, Inc.
Endava PLC

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Growth Fund (Class A)	9.66%	5.79%	8.50%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Small Cap Broad Growth Extended Index (reflects no deduction for fees, expenses, or taxes)	13.39%	7.10%	8.33%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Small Cap Growth Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Small Cap Broad Growth Extended Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Multi-Manager Small Cap Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Growth Fund (Class A)	9.66%	5.79%	8.50%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Small Cap Broad Growth Extended Index (reflects no deduction for fees, expenses, or taxes)	13.39%	7.10%	8.33%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 2,401,268
Holdings Count | Holdings	600
Advisory Fees Paid, Amount	$ 13,212
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,401,268
Number of Investments:	600
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	13,212

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	23.3
Industrials	20.9
Health Care	17.4
Consumer Discretionary	11.9
Financials	11.2
Communication Services	4.4
Consumer Staples	3.8
Other Short Term Investments	3.6
Materials	1.9
Energy	1.0
Other Sectors	1.7
Total Net Assets	101.1

C 000004705 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Value Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Multi-Manager Small Cap Value Fund outperformed the Morningstar U.S. Small Cap Broad Value Extended Index by posting a return of 9.46% for Class A shares compared to 9.27% for the Index. The outperformance was driven primarily by positive stock selection within utilities and materials.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to capital goods companies
w	exposure to banks
Top Market Detractors to Performance
w	exposure to transportation companies
w	exposure to consumer durables and apparel companies
w	exposure to pharmaceuticals biotechnology and life sciences companies

Performance Attribution
Holdings
Top Contributor(s)
Vistra Corp.
Modine Manufacturing Company
ACI Worldwide, Inc.
Top Detractor(s)
AMN Healthcare Services, Inc.
Helen of Troy Limited
Insperity, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Value Fund (Class A)	9.46%	8.63%	7.24%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Small Cap Broad Value Extended Index (reflects no deduction for fees, expenses, or taxes)	9.27%	8.99%	7.52%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Small Cap Value Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Small Cap Broad Value Extended Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL Multi-Manager Small Cap Value Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Value Fund (Class A)	9.46%	8.63%	7.24%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Small Cap Broad Value Extended Index (reflects no deduction for fees, expenses, or taxes)	9.27%	8.99%	7.52%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,889,206
Holdings Count | Holdings	272
Advisory Fees Paid, Amount	$ 12,191
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,889,206
Number of Investments:	272
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	12,191

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Industrials	25.1
Financials	19.5
Consumer Discretionary	14.0
Health Care	11.0
Information Technology	7.9
Consumer Staples	4.8
Real Estate	4.5
Materials	3.4
Energy	3.4
Other Short Term Investments	2.9
Other Sectors	4.5
Total Net Assets	101.0

C 000239073 [Member]
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager U.S. Select Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	0.98%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL Multi-Manager U.S. Select Equity Fund outperformed the Morningstar U.S. Target Market Exposure Index by posting a return of 35.25% for Class A shares compared to 24.91% for the Index. The outperformance was primarily driven by positive stock selection in information technology.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractors to Performance
w	exposure to energy companies
w	exposure to health care equipment and services companies
w	exposure to automobiles and components companies

Performance Attribution
Holdings
Top Contributor(s)
AppLovin Corporation
NVIDIA Corporation
Meta Platforms, Inc.
Top Detractor(s)
Qualcomm Incorporated
Super Micro Computer, Inc.
Novo Nordisk A/S

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (November 15, 2022)
JNL Multi-Manager U.S. Select Equity Fund (Class A)	35.25%	25.54%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	22.56%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL Multi-Manager U.S. Select Equity Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager U.S. Select Equity Fund

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (November 15, 2022)
JNL Multi-Manager U.S. Select Equity Fund (Class A)	35.25%	25.54%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	22.56%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL Multi-Manager U.S. Select Equity Fund

Net Assets	$ 1,117,772
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 4,032
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,117,772
Number of Investments:	60
Portfolio Turnover (%):	139
Total Advisory Fees Paid ($):	4,032

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	30.1
Communication Services	16.1
Health Care	14.7
Financials	13.1
Industrials	6.6
Consumer Staples	6.5
Consumer Discretionary	6.2
Utilities	3.1
Energy	1.8
Materials	0.9
Other Sectors	0.9
Total Net Assets	100.0

C 000234521 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/AB Sustainable Global Thematic Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/AB Sustainable Global Thematic Fund underperformed the Morningstar Global Target Market Exposure Index (Net) by posting a return of 6.11% for Class A shares compared to 17.20% for the Index. The underperformance was driven by negative stock selection in information technology, financials, health care and consumer discretionary.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to commercial & professional services
Top Market Detractors to Performance
w	exposure to automobiles and components companies
w	exposure to energy companies
w	exposure to pharmaceuticals biotechnology and life sciences companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Taiwan Semiconductor Manufacturing Company Limited
Flex Ltd.
Top Detractor(s)
Neste Oyj
Aptiv PLC
Adobe Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 25, 2022)
JNL/AB Sustainable Global Thematic Fund (Class A)	6.11%	5.20%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.53%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/AB Sustainable Global Thematic Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/AB Sustainable Global Thematic Fund

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 25, 2022)
JNL/AB Sustainable Global Thematic Fund (Class A)	6.11%	5.20%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.53%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/AB Sustainable Global Thematic Fund

Net Assets	$ 22,073
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 135
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	22,073
Number of Investments:	81
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	135

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	32.6
Derivative Instruments	20.9
Financials	19.1
Industrials	18.2
Health Care	13.4
Consumer Discretionary	6.1
Consumer Staples	3.9
Utilities	3.6
Other Short Term Investments	1.5
Energy	1.5
Total Net Assets	120.8
Short Investments
Derivative Instruments	-17.7
Total Net Assets	-17.7

C 000210327 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/AQR Large Cap Defensive Style Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/AQR Large Cap Defensive Style Fund underperformed the Morningstar U.S. Target Market Exposure Index by posting a return of 15.32% for Class A shares compared to 24.91% for the Index. The underperformance was primarily driven by an underweight to the information technology sector and negative stock selection within it.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to insurance companies
w	exposure to consumer staples distribution and retail companies
Top Market Detractors to Performance
w	exposure to transportation companies
w	exposure to real estate companies

Performance Attribution
Holdings
Top Contributor(s)
Walmart Inc.
NVIDIA Corporation
General Electric Company
Top Detractor(s)
Humana Inc.
Adobe Inc.
Mondelez International, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (June 24, 2019)
JNL/AQR Large Cap Defensive Style Fund (Class A)	15.32%	9.71%	10.10%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	15.06%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/AQR Large Cap Defensive Style Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/AQR Large Cap Defensive Style Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (June 24, 2019)
JNL/AQR Large Cap Defensive Style Fund (Class A)	15.32%	9.71%	10.10%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	15.06%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/AQR Large Cap Defensive Style Fund

Net Assets	$ 394,334
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 1,647
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	394,334
Number of Investments:	145
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,647

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Consumer Staples	17.4
Health Care	16.9
Financials	14.5
Industrials	13.3
Information Technology	12.6
Communication Services	9.2
Consumer Discretionary	8.9
Energy	3.6
Other Short Term Investments	1.7
Derivative Instruments	1.2
Other Sectors	1.7
Total Net Assets	101.0

C 000192070 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Baillie Gifford International Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Baillie Gifford International Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Baillie Gifford International Growth Fund outperformed the Morningstar Global ex-US Target Market Exposure Index (Net) by posting a return of 10.82% for Class A shares compared to 5.37% for the Index. The outperformance was primarily driven by positive stock selection within the communication services and technology sectors.

Top Market Contributors to Performance
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to media and entertainment companies
Top Market Detractors to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to Danish companies
w	exposure to consumer staples distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
Spotify Technology S.A.
NVIDIA Corporation
Taiwan Semiconductor Manufacturing Company Limited
Top Detractor(s)
Moderna, Inc.
Pinduoduo (Shanghai) Network Technology Co., Ltd.
Vestas Wind Systems A/S

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Baillie Gifford International Growth Fund (Class A)	10.82%	2.87%	4.22%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.32%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Baillie Gifford International Growth Fund

JNL/Baillie Gifford International Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Baillie Gifford International Growth Fund (Class A)	10.82%	2.87%	4.22%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.32%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 679,503
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 3,938
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	679,503
Number of Investments:	62
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	3,938

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	26.5
Consumer Discretionary	25.1
Financials	14.3
Communication Services	10.9
Health Care	9.9
Industrials	8.4
Other Short Term Investments	2.3
Consumer Staples	2.0
Materials	0.6
Derivative Instruments	0.1
Total Net Assets	100.1
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

C 000090917 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/BlackRock Global Allocation Fund outperformed the 36% S&P 500 Index, 24% FTSE World ex-US Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond (Index) by posting a return of 9.38% for Class A shares compared to 9.09% for the Index. The outperformance was driven by a marginal overweight to equities and high yield bonds, in addition to positive security selection within the health care, utilities and financials sectors.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractors to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to foreign currencies which depreciated versus the U.S. dollar
w	exposure to interest rate swaps and futures

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Forward Foreign Currency Contracts
Amazon.com, Inc.
Top Detractor(s)
Forward Foreign Currency Contracts
Interest Rate Swap Agreement
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/BlackRock Global Allocation Fund (Class A)	9.38%	6.10%	5.49%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.48%	11.06%	9.87%
36% S&P 500 Index, 24% FTSE World ex-US Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond (Index) (reflects no deduction for fees, expenses, or taxes)	9.09%	5.87%	6.25%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/BlackRock Global Allocation Fund

JNL/BlackRock Global Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/BlackRock Global Allocation Fund (Class A)	9.38%	6.10%	5.49%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.48%	11.06%	9.87%
36% S&P 500 Index, 24% FTSE World ex-US Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond (Index) (reflects no deduction for fees, expenses, or taxes)	9.09%	5.87%	6.25%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 2,616,114
Holdings Count | Holdings	2,274
Advisory Fees Paid, Amount	$ 15,971
Investment Company, Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,616,114
Number of Investments:	2,274
Portfolio Turnover (%):	156
Total Advisory Fees Paid ($):	15,971

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	100.4
Information Technology	17.6
Financials	12.9
Consumer Discretionary	10.9
Other Short Term Investments	9.7
Industrials	8.7
Health Care	8.2
Communication Services	7.1
Government Securities	4.1
Consumer Staples	3.9
Other Sectors	16.5
Total Net Assets	200.0
Short Investments
Derivative Instruments	-58.6
Total Net Assets	-58.6

C 000039480 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Natural Resources Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.99%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/BlackRock Global Natural Resources Fund outperformed the S&P Global Natural Resources Index (Net) by posting a return of -3.58% for Class A shares compared to -8.85% for the Index. The outperformance was primarily driven by positive stock selection.

Top Market Contributors to Performance
w	exposure to paper & plastic packaging products & materials
w	exposure to Canadian companies
w	exposure to U.K. material companies
Top Market Detractors to Performance
w	exposure to diversifed metals & mining
w	exposure to steel
w	exposure to agricultural products & services

Performance Attribution
Holdings
Top Contributor(s)
Smurfit Westrock PLC
Packaging Corporation of America
DS Smith PLC
Top Detractor(s)
Glencore PLC
Vale S.A.
BHP Group Limited

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/BlackRock Global Natural Resources Fund (Class A)	-3.58%	8.74%	3.07%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
S&P Global Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)	-8.85%	5.13%	4.63%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/BlackRock Global Natural Resources Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/BlackRock Global Natural Resources Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from S&P Global Natural Resources Index (Net) to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/BlackRock Global Natural Resources Fund (Class A)	-3.58%	8.74%	3.07%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
S&P Global Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)	-8.85%	5.13%	4.63%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/BlackRock Global Natural Resources Fund

Net Assets	$ 712,144
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 4,543
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	712,144
Number of Investments:	47
Portfolio Turnover (%):	65
Total Advisory Fees Paid ($):	4,543

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Materials	60.9
Energy	35.1
Other Short Term Investments	3.1
Consumer Staples	1.1
Securities Lending Collateral	0.0
Total Net Assets	100.2

C 000004653 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Large Cap Select Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/BlackRock Large Cap Select Growth Fund underperformed the Morningstar US Large-Mid Cap Broad Growth Index by posting a return of 31.48% for Class A shares compared to 33.04% for the Index. The underperformance was driven primarily by negative stock selection in financials and consumer discretionary.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to media and entertainment companies
Top Market Detractors to Performance
w	exposure to real estate companies
w	exposure to consumer durables and apparel companies
w	exposure to automobiles and components companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Amazon.com, Inc.
Broadcom Inc.
Top Detractor(s)
MongoDB, Inc.
Align Technology, Inc.
Tesla Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class A)	31.48%	15.31%	14.63%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Morningstar US Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	33.04%	17.19%	15.14%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/BlackRock Large Cap Select Growth Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar US Large-Mid Cap Broad Growth Index to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/BlackRock Large Cap Select Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class A)	31.48%	15.31%	14.63%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Morningstar US Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	33.04%	17.19%	15.14%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 4,833,270
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 20,680
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,833,270
Number of Investments:	37
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	20,680

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	48.1
Consumer Discretionary	14.9
Communication Services	13.6
Health Care	8.2
Financials	7.1
Industrials	5.7
Materials	1.2
Real Estate	0.9
Other Short Term Investments	0.4
Total Net Assets	100.1

C 000004631 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Causeway International Value Select Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Causeway International Value Select Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Causeway International Value Select Fund underperformed the Morningstar Developed Markets ex-North America Value Target Market Exposure Index (Net) by posting a return of 4.49% for Class A shares compared to 4.74% for the Index. The underperformance was driven primarily by exposure to Japanese equities and stock selection within the consumer discretionary and technology sectors.

Top Market Contributors to Performance
w	exposure to banks
w	exposure to capital goods companies
w	exposure to European equities
Top Market Detractors to Performance
w	exposure to technology hardware and equipment companies
w	exposure to South Korean equities
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Rolls-Royce PLC
Barclays PLC
Alstom
Top Detractor(s)
Samsung Electronics Co., Ltd.
Kering
Prudential Public Limited Company

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Causeway International Value Select Fund (Class A)	4.49%	7.45%	5.71%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	3.77%	4.82%	5.25%
Morningstar Developed Markets ex-North America Value Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	4.74%	5.24%	4.65%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Causeway International Value Select Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Developed Markets ex-North America Value Target Market Exposure Index (Net) to the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Causeway International Value Select Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Causeway International Value Select Fund (Class A)	4.49%	7.45%	5.71%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	3.77%	4.82%	5.25%
Morningstar Developed Markets ex-North America Value Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	4.74%	5.24%	4.65%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,930,401
Holdings Count | Holdings	71
Advisory Fees Paid, Amount	$ 9,951
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,930,401
Number of Investments:	71
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	9,951

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	18.4
Industrials	17.5
Information Technology	13.9
Health Care	12.9
Consumer Staples	11.9
Consumer Discretionary	7.9
Materials	6.0
Communication Services	4.4
Utilities	2.9
Energy	2.3
Other Sectors	2.4
Total Net Assets	100.5

C 000192056 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/ClearBridge Large Cap Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.93%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/ClearBridge Large Cap Growth Fund underperformed the Morningstar US Large-Mid Cap Broad Growth Index by posting a return of 27.55% for Class A shares compared to 33.04% for the Index. The underperformance was driven primarily by an overweight allocation to health care and stock slection.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to media and entertainment companies
Top Market Detractors to Performance
w	exposure to household & personal products companies
w	exposure to consumer durables and apparel companies
w	exposure to food beverage & tobacco

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Meta Platforms, Inc.
Amazon.com, Inc.
Top Detractor(s)
Adobe Inc.
The Estee Lauder Companies Inc.
Intel Corporation

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/ClearBridge Large Cap Growth Fund (Class A)	27.55%	14.50%	15.25%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	14.35%
Morningstar US Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	33.04%	17.19%	17.14%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/ClearBridge Large Cap Growth Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar US Large-Mid Cap Broad Growth Index to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/ClearBridge Large Cap Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/ClearBridge Large Cap Growth Fund (Class A)	27.55%	14.50%	15.25%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	14.35%
Morningstar US Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	33.04%	17.19%	17.14%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,617,659
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 8,348
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,617,659
Number of Investments:	42
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	8,348

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	38.1
Consumer Discretionary	12.5
Health Care	12.5
Communication Services	12.1
Financials	10.4
Industrials	8.3
Consumer Staples	2.6
Real Estate	1.6
Materials	1.6
Other Short Term Investments	0.5
Total Net Assets	100.2

C 000202639 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Cohen & Steers U.S. Realty Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.09%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Cohen & Steers U.S. Realty Fund underperformed the Morningstar U.S. REIT Index by posting a return of 4.46% for Class A shares compared to 4.75% for the Index. The underperformance was primarly driven by expenses as gross returns outperformed the benchmark.

Top Market Contributors to Performance
w	exposure to health care REITs
w	exposure to other specialized REITs
w	exposure to data center REITs
Top Market Detractors to Performance
w	exposure to telecom tower REITs
w	exposure to industrial REITs
w	exposure to timber REITs

Performance Attribution
Holdings
Top Contributor(s)
Iron Mountain Incorporated
Welltower Inc.
Equinix, Inc.
Top Detractor(s)
Crown Castle Inc.
ProLogis Inc.
Weyerhaeuser Company

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Cohen & Steers U.S. Realty Fund (Class A)	4.46%	3.28%	5.20%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.93%
Morningstar U.S. REIT Index (reflects no deduction for fees, expenses, or taxes)	4.75%	3.24%	5.75%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Cohen & Steers U.S. Realty Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. REIT Index to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Cohen & Steers U.S. Realty Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Cohen & Steers U.S. Realty Fund (Class A)	4.46%	3.28%	5.20%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.93%
Morningstar U.S. REIT Index (reflects no deduction for fees, expenses, or taxes)	4.75%	3.24%	5.75%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 97,074
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 927
Investment Company, Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	97,074
Number of Investments:	34
Portfolio Turnover (%):	255
Total Advisory Fees Paid ($):	927

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Real Estate	96.0
Consumer Discretionary	2.6
Other Short Term Investments	1.0
Health Care	0.2
Total Net Assets	99.8

C 000210331 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/DFA International Core Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA International Core Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/DFA International Core Equity Fund underperformed the Morningstar Developed Markets ex-US Target Market Exposure Index (Net) by posting a return of 3.94% for Class A shares compared to 4.65% for the Index. The underperformance was primarily driven by negative stock selection within the technology and consumer discretionary sectors.

Top Market Contributors to Performance
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	exposure to financial companies
w	exposure to Japanese equities
Top Market Detractors to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to French companies
w	exposure to International small-cap equities

Performance Attribution
Holdings
Top Contributor(s)
Hitachi, Ltd.
Rheinmetall Aktiengesellschaft
Rolls-Royce PLC
Top Detractor(s)
Nestle S.A.
TotalEnergies SE
Forvia

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (June 24, 2019)
JNL/DFA International Core Equity Fund (Class A)	3.94%	4.70%	5.75%
Morningstar Developed Markets ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	4.65%	5.21%	6.13%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DFA International Core Equity Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DFA International Core Equity Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (June 24, 2019)
JNL/DFA International Core Equity Fund (Class A)	3.94%	4.70%	5.75%
Morningstar Developed Markets ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	4.65%	5.21%	6.13%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DFA International Core Equity Fund

Net Assets	$ 325,489
Holdings Count | Holdings	1,092
Advisory Fees Paid, Amount	$ 1,472
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	325,489
Number of Investments:	1,092
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	1,472

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	20.3
Industrials	18.7
Consumer Discretionary	11.1
Materials	9.9
Energy	8.5
Health Care	7.3
Consumer Staples	6.5
Information Technology	6.4
Communication Services	4.6
Utilities	3.4
Other Sectors	4.4
Total Net Assets	101.1

C 000004672 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Core Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/DFA U.S. Core Equity Fund underperformed the Morningstar U.S. Market Extended Index by posting a return of 20.40% for Class A shares compared to 23.81% for the Index. The underperformance was primarily driven by an underweight to the U.S. large cap growth space.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to financial companies
Top Market Detractors to Performance
w	exposure to U.S. micro-cap companies
w	exposure to chemical companies
w	exposure to metals and mining equities

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Apple Inc.
Amazon.com, Inc.
Top Detractor(s)
Intel Corporation
Adobe Inc.
Boeing Company, The

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/DFA U.S. Core Equity Fund (Class A)	20.40%	12.80%	11.35%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DFA U.S. Core Equity Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DFA U.S. Core Equity Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/DFA U.S. Core Equity Fund (Class A)	20.40%	12.80%	11.35%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DFA U.S. Core Equity Fund

Net Assets	$ 1,346,436
Holdings Count | Holdings	2,175
Advisory Fees Paid, Amount	$ 5,509
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,346,436
Number of Investments:	2,175
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	5,509

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	25.9
Financials	16.0
Industrials	12.1
Consumer Discretionary	11.4
Health Care	9.7
Communication Services	8.3
Consumer Staples	5.6
Energy	4.8
Materials	3.3
Utilities	2.4
Other Sectors	0.5
Total Net Assets	100.0

C 000218178 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Small Cap Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/DFA U.S. Small Cap Fund underperformed the Morningstar U.S. Small Cap Extended Index by posting a return of 9.24% for Class A shares compared to 11.34% for the Index. The underperformance was primarily driven by an underweight to mid-cap value names held within the benchmark.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to financial companies
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to chemical companies
w	exposure to real estate companies
w	exposure to health care equipment and services companies

Performance Attribution
Holdings
Top Contributor(s)
Sprouts Farmers Market, Inc.
Credo Technology Group Holding Ltd
Comfort Systems USA, Inc.
Top Detractor(s)
10X Genomics, Inc.
Acadia Healthcare Company, Inc.
Atkore Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/DFA U.S. Small Cap Fund (Class A)	9.24%	9.67%	8.24%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Small Cap Extended Index (reflects no deduction for fees, expenses, or taxes)	11.34%	7.88%	7.88%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DFA U.S. Small Cap Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DFA U.S. Small Cap Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Small Cap Extended Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/DFA U.S. Small Cap Fund (Class A)	9.24%	9.67%	8.24%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Small Cap Extended Index (reflects no deduction for fees, expenses, or taxes)	11.34%	7.88%	7.88%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DFA U.S. Small Cap Fund

Net Assets	$ 661,454
Holdings Count | Holdings	2,028
Advisory Fees Paid, Amount	$ 3,276
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	661,454
Number of Investments:	2,028
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	3,276

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	19.9
Consumer Discretionary	15.0
Information Technology	12.6
Health Care	10.4
Materials	6.1
Energy	5.3
Consumer Staples	4.0
Communication Services	3.1
Utilities	2.8
Other Sectors	1.2
Total Net Assets	100.4

C 000004643 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Core Fixed Income Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/DoubleLine Core Fixed Income Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 2.29% for Class A shares compared to 1.25% for the Index. The outperformance was driven by an underweight to duration and strong selection within securitized assets.

Top Market Contributors to Performance
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to securitized credit
w	exposure to agency mortgage-backed securities
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to futures contracts
w	exposure to emerging markets sovereign bonds

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Treasury Bond, United States Department of
Top Detractor(s)
Futures Contract
Futures Contract
Treasury Bond, United States Department of

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/DoubleLine Core Fixed Income Fund (Class A)	2.29%	-0.32%	1.39%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DoubleLine Core Fixed Income Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Core Fixed Income Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/DoubleLine Core Fixed Income Fund (Class A)	2.29%	-0.32%	1.39%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DoubleLine Core Fixed Income Fund

Net Assets	$ 2,793,668
Holdings Count | Holdings	1,671
Advisory Fees Paid, Amount	$ 10,791
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,793,668
Number of Investments:	1,671
Portfolio Turnover (%):	100
Total Advisory Fees Paid ($):	10,791

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	56.3
Non-U.S. Government Agency ABS	23.5
U.S. Government Agency MBS	22.5
Government Securities	22.4
Financials	5.7
Industrials	3.8
Utilities	3.6
Other Short Term Investments	2.7
Energy	2.7
Information Technology	2.3
Other Sectors	10.3
Total Net Assets	155.8
Short Investments
Derivative Instruments	-7.7
Total Net Assets	-7.7

C 000166582 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Emerging Markets Fixed Income Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/DoubleLine Emerging Markets Fixed Income Fund outperformed the Bloomberg EM USD Aggregate Index by posting a return of 6.82% for Class A shares compared to 6.58% for the Index. Outperformance was driven by the Fund's overweight to shorter duration emerging market corporate bonds.

Top Market Contributors to Performance
w	exposure to emerging markets corporate bonds
w	exposure to Indian corporate bonds
w	exposure to Brazilian corporate bonds
Top Market Detractors to Performance
w	exposure to emerging markets sovereign bonds

Performance Attribution
Holdings
Top Contributor(s)
Vedanta Resources Limited
Bancolombia SA
Braskem Netherlands Finance B.V.
Top Detractor(s)
Mexico Generadora De Energia, S. De R.L. De C.V.
Departamento Administrativo De La Presidencia De La Republica
Gobierno Federal de los Estados Unidos Mexicanos

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 25, 2016)
JNL/DoubleLine Emerging Markets Fixed Income Fund (Class A)	6.82%	0.62%	2.66%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.69%	-1.96%	-0.11%
Bloomberg EM USD Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.58%	0.63%	2.88%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Emerging Markets Fixed Income Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Bloomberg EM USD Aggregate Index to the Bloomberg Global Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/DoubleLine Emerging Markets Fixed Income Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 25, 2016)
JNL/DoubleLine Emerging Markets Fixed Income Fund (Class A)	6.82%	0.62%	2.66%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.69%	-1.96%	-0.11%
Bloomberg EM USD Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.58%	0.63%	2.88%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 338,206
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 3,354
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	338,206
Number of Investments:	120
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	3,354

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	22.3
Energy	14.2
Utilities	13.9
Materials	13.5
Consumer Staples	10.0
Industrials	9.3
Government Securities	8.0
Communication Services	3.3
Real Estate	2.3
Other Short Term Investments	1.6
Other Sectors	1.5
Total Net Assets	99.9

C 000159263 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Shiller Enhanced CAPE Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/DoubleLine Shiller Enhanced CAPE Fund underperformed the S&P 500 Index by posting a return of 13.06% for Class A shares compared to 25.02% for the Index. The underperformance was driven by the Fund's equity swaps underperforming the broad equity market.

Top Market Contributors to Performance
w	exposure to total return swap agreements
w	exposure to securitized credit
w	exposure to investment grade corporate credit

Performance Attribution
Holdings
Top Contributor(s)
Total Return Swap Agreement
Total Return Swap Agreement
Total Return Swap Agreement
Top Detractor(s)
Octagon Investment Partners 20-R LTD
Ready Capital Mortgage Financing 2021-FL7, LLC
Treasury Note, United States Department of

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 28, 2015)
JNL/DoubleLine Shiller Enhanced CAPE Fund (Class A)	13.06%	9.44%	13.32%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	15.15%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Shiller Enhanced CAPE Fund

JNL/DoubleLine Shiller Enhanced CAPE Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 28, 2015)
JNL/DoubleLine Shiller Enhanced CAPE Fund (Class A)	13.06%	9.44%	13.32%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	15.15%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,698,970
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 10,196
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,698,970
Number of Investments:	737
Portfolio Turnover (%):	97
Total Advisory Fees Paid ($):	10,196

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	99.2
Non-U.S. Government Agency ABS	44.4
Government Securities	27.4
Financials	6.0
Other Short Term Investments	4.8
U.S. Government Agency MBS	3.0
Industrials	1.7
Utilities	1.6
Consumer Discretionary	1.6
Energy	1.4
Other Sectors	5.0
Total Net Assets	196.1

C 000218180 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Total Return Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/DoubleLine Total Return Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 2.56% for Class A shares compared to 1.25% for the Index. The Fund's outperformance was driven by interest rate positioning and allocations to securitized credit and mortgage securities.

Top Market Contributors to Performance
w	broad exposure to securitized credit which benefited from tighter credit spreads and lower duration profiles.
w	exposure to collateralized mortgage obligations
w	exposure to agency mortgage-backed securities
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to futures contracts

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Futures Contract
Top Detractor(s)
Treasury Bond, United States Department of
Futures Contract
Treasury Bond, United States Department of

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/DoubleLine Total Return Fund (Class A)	2.56%	-0.85%	1.07%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DoubleLine Total Return Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Total Return Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/DoubleLine Total Return Fund (Class A)	2.56%	-0.85%	1.07%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DoubleLine Total Return Fund

Net Assets	$ 1,956,742
Holdings Count | Holdings	488
Advisory Fees Paid, Amount	$ 8,683
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,956,742
Number of Investments:	488
Portfolio Turnover (%):	75
Total Advisory Fees Paid ($):	8,683

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	59.1
U.S. Government Agency MBS	52.2
Non-U.S. Government Agency ABS	42.5
Government Securities	3.8
Other Short Term Investments	0.5
Total Net Assets	158.1
Short Investments
Derivative Instruments	-8.6
Total Net Assets	-8.6

C 000004654 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Dreyfus Government Money Market Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Net Assets	$ 2,614,368
Holdings Count | Holdings	75
Advisory Fees Paid, Amount	$ 4,371
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,614,368
Number of Investments:	75
Total Advisory Fees Paid ($):	4,371

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Government Securities	62.2
Repurchase Agreements	29.7
Discount Notes	9.1
Total Net Assets	101.0

C 000004648 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Fidelity Institutional Asset Management Total Bond Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Fidelity Institutional Asset Management Total Bond Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 1.76% for Class A shares compared to 1.25% for the Index. The outperformance was primarily driven by an allocation to high yield corporate credit, with strong selection in investment grade corporate credit further contributing.

Top Market Contributors to Performance
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to below investment grade corporate credit
w	exposure to securitized credit
Top Market Detractors to Performance
w	exposure to U.S. Treasury Bonds

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Treasury Note, United States Department of
Uniform Mortgage Backed Securities
Top Detractor(s)
Futures Contract
Treasury Bond, United States Department of
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Fidelity Institutional Asset Management Total Bond Fund (Class A)	1.76%	0.23%	1.39%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Fidelity Institutional Asset Management Total Bond Fund

JNL/Fidelity Institutional Asset Management Total Bond Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Fidelity Institutional Asset Management Total Bond Fund (Class A)	1.76%	0.23%	1.39%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,511,066
Holdings Count | Holdings	2,864
Advisory Fees Paid, Amount	$ 5,857
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,511,066
Number of Investments:	2,864
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	5,857

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Government Securities	37.7
U.S. Government Agency MBS	23.7
Non-U.S. Government Agency ABS	12.1
Financials	11.6
Derivative Instruments	6.1
Energy	3.9
Industrials	2.9
Communication Services	2.6
Consumer Discretionary	2.2
Real Estate	2.0
Other Sectors	8.5
Total Net Assets	113.3
Short Investments
Derivative Instruments	-3.0
U.S. Government Agency MBS	-1.3
Total Net Assets	-4.3

C 000106863 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/First Sentier Global Infrastructure Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/First Sentier Global Infrastructure Fund underperformed the S&P Global Infrastructure Index (Net) by posting a return of 5.64% for Class A shares compared to 14.05% for the Index. The underperformance was driven primarily by an underweight to energy companies and overweight to cell towers.

Top Market Contributors to Performance
w	exposure to multi-utilities
w	exposure to electric utilities
w	exposure to oil & gas pipelines
Top Market Detractors to Performance
w	exposure to transportation companies
w	exposure to Brazilian equities
w	exposure to real estate companies

Performance Attribution
Holdings
Top Contributor(s)
Targa Resources Corp.
NextEra Energy, Inc.
DT Midstream, Inc.
Top Detractor(s)
CCR S.A.
Atlas Arteria Limited
American Tower Corporation

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/First Sentier Global Infrastructure Fund (Class A)	5.64%	2.55%	3.11%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.05%	4.40%	5.00%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/First Sentier Global Infrastructure Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/First Sentier Global Infrastructure Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from S&P Global Infrastructure Index (Net) to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/First Sentier Global Infrastructure Fund (Class A)	5.64%	2.55%	3.11%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.05%	4.40%	5.00%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/First Sentier Global Infrastructure Fund

Net Assets	$ 500,218
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 4,155
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	500,218
Number of Investments:	41
Portfolio Turnover (%):	47
Total Advisory Fees Paid ($):	4,155

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Utilities	44.9
Industrials	38.0
Energy	9.7
Real Estate	4.7
Other Short Term Investments	1.3
Communication Services	1.1
Total Net Assets	99.7

C 000029596 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Franklin Templeton Income Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Franklin Templeton Income Fund underperformed the 50% S&P 500 Value Index, 50% ICE BofA US High Yield Index by posting a return of 6.38% for Class A shares compared to 10.38% for the Index. The underperformance was driven by an underweight to equities and an overweight to U.S. Treasury Bonds, Equity-Linked Notes and U.S. Investment Grade bonds.

Top Market Contributors to Performance
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to utilities companies
w	exposure to financial companies
Top Market Detractors to Performance
w	exposure to health care companies
w	exposure to U.S. Treasury Bonds
w	exposure to futures contracts

Performance Attribution
Holdings
Top Contributor(s)
Texas Instruments Incorporated
Commscope, Inc.
Commscope Finance LLC
Top Detractor(s)
Citigroup Global Markets Holdings Inc.
Rio Tinto PLC
PepsiCo, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Franklin Templeton Income Fund (Class A)	6.38%	4.95%	5.09%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
50% S&P 500 Value Index, 50% ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes)	10.38%	7.41%	7.67%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Franklin Templeton Income Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Franklin Templeton Income Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Franklin Templeton Income Fund (Class A)	6.38%	4.95%	5.09%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
50% S&P 500 Value Index, 50% ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes)	10.38%	7.41%	7.67%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Franklin Templeton Income Fund

Net Assets	$ 1,435,118
Holdings Count | Holdings	241
Advisory Fees Paid, Amount	$ 7,869
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,435,118
Number of Investments:	241
Portfolio Turnover (%):	40
Total Advisory Fees Paid ($):	7,869

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	14.3
Health Care	13.6
Industrials	9.8
Financials	9.6
Energy	7.8
Utilities	7.7
Consumer Staples	6.9
Government Securities	5.3
Materials	5.3
Consumer Discretionary	5.2
Other Sectors	14.6
Total Net Assets	100.1

C 000054128 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs 4 Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Goldman Sachs 4 Fund underperformed the S&P 500 Index by posting a return of 19.21% for Class A shares compared to 25.02% for the Index. The underperformance was primarily driven by negative stock selection within both the information technology, and the communication services sectors.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to financial services companies
Top Market Detractors to Performance
w	exposure to health care equipment and services companies
w	exposure to transportation companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Broadcom Inc.
NetApp, Inc.
Top Detractor(s)
CVS Health Corporation
Adobe Inc.
Walgreens Boots Alliance, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Goldman Sachs 4 Fund (Class A)	19.21%	11.46%	9.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	12.29%	10.49%	10.01%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Goldman Sachs 4 Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Goldman Sachs 4 Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Goldman Sachs 4 Fund (Class A)	19.21%	11.46%	9.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	12.29%	10.49%	10.01%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Goldman Sachs 4 Fund

Net Assets	$ 5,065,401
Holdings Count | Holdings	153
Advisory Fees Paid, Amount	$ 13,175
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,065,401
Number of Investments:	153
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	13,175

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	30.2
Financials	13.8
Health Care	11.0
Consumer Discretionary	10.3
Communication Services	7.8
Consumer Staples	6.6
Industrials	6.6
Utilities	3.4
Real Estate	3.4
Energy	3.2
Other Sectors	4.1
Total Net Assets	100.4

C 000192058 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/GQG Emerging Markets Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/GQG Emerging Markets Equity Fund underperformed the Morningstar Emerging Markets Target Market Exposure Index (Net) by posting a return of 5.03% for Class A shares compared to 7.10% for the Index. The underperformance was driven by an overweight to Brazilian equities and stock selection within the financials and utilities sectors.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to China, Taiwan and Hong Kong equities
Top Market Detractors to Performance
w	exposure to Brazilian equities
w	exposure to utilities companies
w	exposure to technology hardware and equipment companies

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
NVIDIA Corporation
Broadcom Inc.
Top Detractor(s)
Banco BTG Pactual S/A
Adani Green Energy (UP) Limited
Samsung Electronics Co., Ltd.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/GQG Emerging Markets Equity Fund (Class A)	5.03%	6.59%	5.63%
Morningstar Emerging Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.10%	2.20%	2.86%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/GQG Emerging Markets Equity Fund

JNL/GQG Emerging Markets Equity Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/GQG Emerging Markets Equity Fund (Class A)	5.03%	6.59%	5.63%
Morningstar Emerging Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.10%	2.20%	2.86%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 881,923
Holdings Count | Holdings	75
Advisory Fees Paid, Amount	$ 8,160
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	881,923
Number of Investments:	75
Portfolio Turnover (%):	92
Total Advisory Fees Paid ($):	8,160

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	21.8
Information Technology	16.0
Energy	13.3
Consumer Staples	12.8
Industrials	10.0
Utilities	7.5
Communication Services	7.5
Other Short Term Investments	3.4
Materials	2.8
Health Care	2.5
Other Sectors	3.6
Total Net Assets	101.2
Short Investments
Derivative Instruments	-0.1
Total Net Assets	-0.1

C 000153488 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Harris Oakmark Global Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Harris Oakmark Global Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.10%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Harris Oakmark Global Equity Fund underperformed the Morningstar Developed Markets Target Market Exposure Index (Net) by posting a return of 4.23% for Class A shares compared to 18.48% for the Index. The underperformance was primarily driven by negative stock selection in the United States, France and Germany.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to U.S. financial companies
w	exposure to industrials
Top Market Detractors to Performance
w	exposure to French companies
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to South Korean equities

Performance Attribution
Holdings
Top Contributor(s)
Fiserv, Inc.
Alphabet Inc.
Capital One Financial Corporation
Top Detractor(s)
Bayer Aktiengesellschaft
Kering
Worldline

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 27, 2015)
JNL/Harris Oakmark Global Equity Fund (Class A)	4.23%	6.62%	5.61%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.48%	11.06%	9.55%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Harris Oakmark Global Equity Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Harris Oakmark Global Equity Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 27, 2015)
JNL/Harris Oakmark Global Equity Fund (Class A)	4.23%	6.62%	5.61%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.48%	11.06%	9.55%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Harris Oakmark Global Equity Fund

Net Assets	$ 454,859
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 4,087
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	454,859
Number of Investments:	51
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	4,087

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	25.4
Health Care	17.8
Consumer Discretionary	17.0
Industrials	11.6
Communication Services	9.5
Consumer Staples	7.4
Energy	3.8
Other Short Term Investments	3.0
Information Technology	2.6
Materials	1.4
Other Sectors	0.1
Total Net Assets	99.6

C 000192060 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Diversified Dividend Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Invesco Diversified Dividend Fund underperformed the Morningstar US Large-Mid Cap Broad Value Index by posting a return of 12.59% for Class A shares compared to 17.16% for the Index. The underperformance was driven by sector allocations and stock selection within the communication services, energy and health care sectors.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to banks
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to health care equipment and services companies
w	exposure to real estate companies
w	exposure to energy companies

Performance Attribution
Holdings
Top Contributor(s)
Walmart Inc.
JPMorgan Chase & Co.
General Electric Company
Top Detractor(s)
ConocoPhillips
ProLogis Inc.
Comcast Corporation

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Invesco Diversified Dividend Fund (Class A)	12.59%	7.42%	7.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	14.41%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	17.16%	10.70%	10.87%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Invesco Diversified Dividend Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar US Large-Mid Cap Broad Value Index to the S&P 500 Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Invesco Diversified Dividend Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Invesco Diversified Dividend Fund (Class A)	12.59%	7.42%	7.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	14.41%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	17.16%	10.70%	10.87%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 814,683
Holdings Count | Holdings	77
Advisory Fees Paid, Amount	$ 5,217
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	814,683
Number of Investments:	77
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	5,217

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	20.1
Health Care	13.9
Industrials	13.8
Information Technology	10.4
Consumer Staples	9.1
Energy	6.6
Communication Services	5.8
Consumer Discretionary	5.7
Utilities	4.8
Materials	3.4
Other Sectors	6.2
Total Net Assets	99.8

C 000004641 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Global Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Global Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Invesco Global Growth Fund underperformed the Morningstar Global Target Market Exposure Index (Net) by posting a return of 15.83% for Class A shares compared to 17.20% for the Index. The underperformance was primarily driven by stock selection within the consumer discretionary, industrials, and technology sectors.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to media and entertainment companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractors to Performance
w	exposure to consumer durables and apparel companies
w	exposure to pharmaceuticals biotechnology and life sciences companies

Performance Attribution
Holdings
Top Contributor(s)
Meta Platforms, Inc.
Alphabet Inc.
NVIDIA Corporation
Top Detractor(s)
Adobe Inc.
LVMH Moet Hennessy Louis Vuitton
Atlas Copco Aktiebolag

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class A)	15.83%	9.33%	9.68%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Invesco Global Growth Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Invesco Global Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class A)	15.83%	9.33%	9.68%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Invesco Global Growth Fund

Net Assets	$ 1,416,261
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 8,628
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,416,261
Number of Investments:	62
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	8,628

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	30.6
Communication Services	23.0
Health Care	11.1
Financials	10.6
Consumer Discretionary	10.5
Industrials	9.2
Real Estate	4.6
Securities Lending Collateral	0.7
Materials	0.7
Other Short Term Investments	0.2
Total Net Assets	101.2

C 000004650 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Small Cap Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Invesco Small Cap Growth Fund outperformed the Morningstar U.S. Small Cap Broad Growth Extended Index by posting a return of 16.72% for Class A shares compared to 13.39% for the Index. The outperformance was primarily driven by the Fund's positive stock selection and underweight to real estate.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to capital goods companies
w	exposure to pharmaceuticals biotechnology and life sciences companies
Top Market Detractors to Performance
w	exposure to communication services companies
w	exposure to real estate companies

Performance Attribution
Holdings
Top Contributor(s)
Natera, Inc.
Astera Labs, Inc.
Glaukos Corporation
Top Detractor(s)
PACS Group, Inc.
DoubleVerify Holdings, Inc.
Viking Therapeutics, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Invesco Small Cap Growth Fund (Class A)	16.72%	7.29%	8.20%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Small Cap Broad Growth Extended Index (reflects no deduction for fees, expenses, or taxes)	13.39%	7.10%	8.33%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Invesco Small Cap Growth Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Invesco Small Cap Growth Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Small Cap Broad Growth Extended Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Invesco Small Cap Growth Fund (Class A)	16.72%	7.29%	8.20%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Small Cap Broad Growth Extended Index (reflects no deduction for fees, expenses, or taxes)	13.39%	7.10%	8.33%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Invesco Small Cap Growth Fund

Net Assets	$ 1,792,184
Holdings Count | Holdings	116
Advisory Fees Paid, Amount	$ 11,092
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,792,184
Number of Investments:	116
Portfolio Turnover (%):	60
Total Advisory Fees Paid ($):	11,092

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	25.5
Health Care	19.2
Industrials	18.7
Consumer Discretionary	12.0
Financials	8.6
Materials	3.9
Consumer Staples	3.9
Other Short Term Investments	3.2
Energy	2.5
Utilities	1.3
Other Sectors	1.4
Total Net Assets	100.2

C 000138276 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Global Allocation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/JPMorgan Global Allocation Fund underperformed the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate ex-China Index by posting a return of 8.36% for Class A shares compared to 9.02% for the Index. The underperformance was primarily driven by negative selection within technology, consumer staples and financials equities.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to equity futures
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to foreign currencies which depreciated versus the U.S. dollar
w	exposure to consumer staple and materials companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Futures Contract
Amazon.com, Inc.
Top Detractor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Global Allocation Fund (Class A)	8.36%	3.76%	4.35%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate ex-China Index (reflects no deduction for fees, expenses, or taxes)	9.02%	5.08%	5.59%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Global Allocation Fund

JNL/JPMorgan Global Allocation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan Global Allocation Fund (Class A)	8.36%	3.76%	4.35%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate ex-China Index (reflects no deduction for fees, expenses, or taxes)	9.02%	5.08%	5.59%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 914,768
Holdings Count | Holdings	1,958
Advisory Fees Paid, Amount	$ 5,855
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	914,768
Number of Investments:	1,958
Portfolio Turnover (%):	100
Total Advisory Fees Paid ($):	5,855

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	57.2
Financials	16.1
Information Technology	12.8
Consumer Discretionary	12.0
Government Securities	9.5
Industrials	8.9
Communication Services	7.3
Health Care	7.0
Energy	5.2
Consumer Staples	4.8
Other Sectors	16.4
Total Net Assets	157.2
Short Investments
Derivative Instruments	-16.2
Total Net Assets	-16.2

C 000202641 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Hedged Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/JPMorgan Hedged Equity Fund underperformed the S&P 500 Index by posting a return of 17.86% for Class A shares compared to 25.02% for the Index. The Fund underperformed the benchmark due to the Fund's equity option positions which serve as a broad market hedge.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap consumer discretionary companies
Top Market Detractors to Performance
w	expsoure to equity options contracts
w	exposure to material related stocks due to mixed commodity prices

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Apple Inc.
Amazon.com, Inc.
Top Detractor(s)
Option Contract
Option Contract
Option Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/JPMorgan Hedged Equity Fund (Class A)	17.86%	9.92%	9.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	14.01%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	20.12%	6.88%	6.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Hedged Equity Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from CBOE S&P 500 BuyWrite Index to the S&P 500 Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/JPMorgan Hedged Equity Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/JPMorgan Hedged Equity Fund (Class A)	17.86%	9.92%	9.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	14.01%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	20.12%	6.88%	6.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 908,452
Holdings Count | Holdings	165
Advisory Fees Paid, Amount	$ 4,491
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	908,452
Number of Investments:	165
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	4,491

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	31.4
Financials	13.9
Consumer Discretionary	13.1
Health Care	10.0
Industrials	8.5
Communication Services	8.4
Consumer Staples	4.0
Energy	3.1
Derivative Instruments	2.9
Utilities	2.3
Other Sectors	5.3
Total Net Assets	102.9
Short Investments
Derivative Instruments	-1.2
Total Net Assets	-1.2

C 000004704 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan MidCap Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/JPMorgan MidCap Growth Fund underperformed the Morningstar U.S. Mid Cap Broad Growth Index by posting a return of 14.12% for Class A shares compared to 18.04% for the Index. The underperformance was driven by poor stock selection in information technology and an overweight to health care stocks.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to financial services companies
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to health care equipment and services companies
w	exposure to food beverage & tobacco
w	exposure to U.S. small cap companies

Performance Attribution
Holdings
Top Contributor(s)
AppLovin Corporation
Natera, Inc.
The Trade Desk, Inc.
Top Detractor(s)
DexCom, Inc.
MongoDB, Inc.
Super Micro Computer, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan MidCap Growth Fund (Class A)	14.12%	10.99%	11.61%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	18.04%	11.14%	11.11%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/JPMorgan MidCap Growth Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan MidCap Growth Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Mid Cap Broad Growth Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan MidCap Growth Fund (Class A)	14.12%	10.99%	11.61%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	18.04%	11.14%	11.11%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/JPMorgan MidCap Growth Fund

Net Assets	$ 3,305,617
Holdings Count | Holdings	114
Advisory Fees Paid, Amount	$ 16,118
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,305,617
Number of Investments:	114
Portfolio Turnover (%):	56
Total Advisory Fees Paid ($):	16,118

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	26.5
Industrials	19.5
Consumer Discretionary	15.7
Financials	14.1
Health Care	12.9
Communication Services	3.3
Energy	3.1
Consumer Staples	2.2
Other Short Term Investments	1.1
Utilities	0.9
Other Sectors	0.8
Total Net Assets	100.1

C 000252145 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Nasdaq Hedged Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.99%

(a)

This Fund share class’s shareholder report covers the period of time since inception on October 21, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the period October 21, 2024 through December 31, 2024, JNL/JPMorgan Nasdaq Hedged Equity Fund underperformed the Nasdaq-100 Index by posting a return of 3.00% for Class A shares compared to 3.55% for the Index. The Fund underperformed the benchmark due to the Fund's equity option positions which serve as a broad market hedge.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to U.S. large cap consumer discretionary companies
w	exposure to U.S. large cap communication services companies
Top Market Detractors to Performance
w	expsoure to equity options contracts
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to food beverage & tobacco

Performance Attribution
Holdings
Top Contributor(s)
Tesla Inc.
Broadcom Inc.
Option Contract
Top Detractor(s)
Option Contract
NVIDIA Corporation
Advanced Micro Devices, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
Life of Fund (October 21, 2024)
JNL/JPMorgan Nasdaq Hedged Equity Fund (Class A)	3.00%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	0.67%
Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes)	3.55%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Nasdaq Hedged Equity Fund

JNL/JPMorgan Nasdaq Hedged Equity Fund

Average Annual Total Returns as of 12/31/2024
Life of Fund (October 21, 2024)
JNL/JPMorgan Nasdaq Hedged Equity Fund (Class A)	3.00%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	0.67%
Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes)	3.55%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 40,256
Holdings Count | Holdings	99
Advisory Fees Paid, Amount	$ 32
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	40,256
Number of Investments:	99
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	32

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	49.7
Consumer Discretionary	15.4
Communication Services	14.7
Health Care	5.5
Consumer Staples	5.0
Industrials	4.0
Derivative Instruments	3.3
Other Short Term Investments	1.7
Utilities	1.2
Materials	1.0
Other Sectors	1.4
Total Net Assets	102.9
Short Investments
Derivative Instruments	-1.9
Total Net Assets	-1.9

C 000004649 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Government & Quality Bond Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/JPMorgan U.S. Government & Quality Bond Fund outperformed the Bloomberg U.S. Government Index by posting a return of 1.15% for Class A shares compared to 0.62% for the Index. The outperformance was driven by an underweight to long duration Treasuries.

Top Market Contributors to Performance
w	exposure to agency mortgage-backed securities
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to commerical mortgage backed securities
Top Market Detractors to Performance
w	exposure to cash and equivalents

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Treasury Note, United States Department of
Treasury Note, United States Department of
Top Detractor(s)
Treasury Bond, United States Department of
Treasury Bond, United States Department of
Treasury Bond, United States Department of

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	1.15%	-0.52%	0.85%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	0.62%	-0.63%	0.85%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan U.S. Government & Quality Bond Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Bloomberg U.S. Government Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/JPMorgan U.S. Government & Quality Bond Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	1.15%	-0.52%	0.85%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	0.62%	-0.63%	0.85%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,284,806
Holdings Count | Holdings	311
Advisory Fees Paid, Amount	$ 3,879
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,284,806
Number of Investments:	311
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	3,879

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	43.7
Government Securities	38.3
Non-U.S. Government Agency ABS	8.0
Financials	3.3
Other Short Term Investments	2.0
Communication Services	1.3
Consumer Staples	1.1
Health Care	0.5
Utilities	0.4
Industrials	0.4
Other Sectors	0.6
Total Net Assets	99.6

C 000039493 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Value Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/JPMorgan U.S. Value Fund underperformed the Morningstar US Large-Mid Cap Broad Value Index by posting a return of 14.72% for Class A shares compared to 17.16% for the Index. Underperformance was primarily driven by an underweight to communication services companies in addition to poor stock selection in technology and energy.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to financial services and banks
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to transportation companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Wells Fargo & Company
Walmart Inc.
American Express Company
Top Detractor(s)
Humana Inc.
United Parcel Service, Inc.
ConocoPhillips

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan U.S. Value Fund (Class A)	14.72%	8.26%	7.09%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	17.16%	10.70%	10.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/JPMorgan U.S. Value Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan U.S. Value Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar US Large-Mid Cap Broad Value Index to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/JPMorgan U.S. Value Fund (Class A)	14.72%	8.26%	7.09%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	17.16%	10.70%	10.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/JPMorgan U.S. Value Fund

Net Assets	$ 1,646,340
Holdings Count | Holdings	91
Advisory Fees Paid, Amount	$ 8,222
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,646,340
Number of Investments:	91
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	8,222

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	26.4
Industrials	15.1
Health Care	14.0
Consumer Discretionary	8.7
Information Technology	8.1
Energy	7.0
Consumer Staples	5.7
Materials	4.6
Utilities	4.3
Communication Services	4.0
Other Sectors	2.1
Total Net Assets	100.0

C 000218182 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Lazard International Quality Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lazard International Quality Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Lazard International Quality Growth Fund underperformed the Morningstar Global ex-US Target Market Exposure Index (Net) by posting a return of 0.59% for Class A shares compared to 5.37% for the Index. The underperformance was primarily driven by negative stock selection in information technology.

Top Market Contributors to Performance
w	exposure to U.S. companies
w	exposure to banks
w	exposure to U.K. companies
Top Market Detractors to Performance
w	exposure to French companies
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to Hong Kong equities

Performance Attribution
Holdings
Top Contributor(s)
Novo Nordisk A/S
UniCredit S.p.A.
Advantest Corporation
Top Detractor(s)
Pernod Ricard
VAT Group AG
STMicroelectronics N.V.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Lazard International Quality Growth Fund (Class A)	0.59%	3.17%	4.98%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.98%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	3.77%	4.82%	5.25%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Lazard International Quality Growth Fund

Effective October 21, 2024, the Fund changed its primary benchmark from Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) to the Morningstar Global ex-US Target Market Exposure Index (Net) for consistency with the Fund's principle investment strategies.

JNL/Lazard International Quality Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Lazard International Quality Growth Fund (Class A)	0.59%	3.17%	4.98%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.98%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	3.77%	4.82%	5.25%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 468,464
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 3,156
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	468,464
Number of Investments:	46
Portfolio Turnover (%):	131
Total Advisory Fees Paid ($):	3,156

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	25.0
Industrials	19.5
Financials	18.0
Consumer Discretionary	10.1
Health Care	9.4
Consumer Staples	9.0
Communication Services	8.0
Other Short Term Investments	0.9
Total Net Assets	99.9

C 000202644 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Loomis Sayles Global Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Loomis Sayles Global Growth Fund outperformed the Morningstar Global Target Market Exposure Index (Net) by posting a return of 22.45% for Class A shares compared to 17.20% for the Index. The outperformance was primarily driven by an overweight and strong stock selection to both communication services and consumer discretionary sectors.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to media and entertainment companies
w	exposure to U.S. large cap consumer discretionary companies
Top Market Detractors to Performance
w	exposure to capital goods companies
w	exposure to food beverage & tobacco
w	exposure to Brazilian equities

Performance Attribution
Holdings
Top Contributor(s)
Meta Platforms, Inc.
Tesla Inc.
Netflix, Inc.
Top Detractor(s)
Boeing Company, The
American Beverage Co Ambev
CRISPR Therapeutics AG

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Loomis Sayles Global Growth Fund (Class A)	22.45%	11.90%	11.71%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.81%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Loomis Sayles Global Growth Fund

JNL/Loomis Sayles Global Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Loomis Sayles Global Growth Fund (Class A)	22.45%	11.90%	11.71%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.81%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 745,484
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 4,015
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	745,484
Number of Investments:	49
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	4,015

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Consumer Discretionary	26.1
Communication Services	21.6
Information Technology	19.8
Health Care	12.8
Financials	8.7
Industrials	7.8
Consumer Staples	2.9
Other Short Term Investments	1.0
Derivative Instruments	0.0
Total Net Assets	100.7
Short Investments
Derivative Instruments	-0.2
Total Net Assets	-0.2

C 000218177 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Lord Abbett Short Duration Income Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Lord Abbett Short Duration Income Fund underperformed the ICE BofA 1-3 Year U.S. Corporate Index by posting a return of 5.10% for Class A shares compared to 5.40% for the Index. The underperformance was primarily driven by the Fund's fees and a duration overweight within corporate credit.

Top Market Contributors to Performance
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to below investment grade corporate credit
w	exposure to securitized credit
Top Market Detractors to Performance
w	expsoure to U.S. government treasury note futures

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 27, 2020)
JNL/Lord Abbett Short Duration Income Fund (Class A)	5.10%	2.13%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-1.38%
ICE BofA 1-3 Year U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.22%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Lord Abbett Short Duration Income Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Lord Abbett Short Duration Income Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from ICE BofA 1-3 Year U.S. Corporate Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 27, 2020)
JNL/Lord Abbett Short Duration Income Fund (Class A)	5.10%	2.13%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-1.38%
ICE BofA 1-3 Year U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.22%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Lord Abbett Short Duration Income Fund

Net Assets	$ 671,545
Holdings Count | Holdings	724
Advisory Fees Paid, Amount	$ 2,395
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	671,545
Number of Investments:	724
Portfolio Turnover (%):	79
Total Advisory Fees Paid ($):	2,395

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Non-U.S. Government Agency ABS	29.3
Derivative Instruments	28.6
Financials	21.8
Energy	11.0
Consumer Discretionary	6.0
Industrials	5.3
Utilities	5.3
U.S. Government Agency MBS	4.9
Health Care	3.3
Real Estate	2.3
Other Sectors	9.7
Total Net Assets	127.5
Short Investments
Derivative Instruments	-8.6
Total Net Assets	-8.6

C 000218201 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Communication Services Sector Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Communication Services Sector Fund underperformed the Morningstar U.S. Communication Services Index by posting a return of 38.44% for Class A shares compared to 39.13% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to media and entertainment companies
w	exposure to telecommunication services companies
w	exposure to consumer services companies

Performance Attribution
Holdings
Top Contributor(s)
Meta Platforms, Inc.
Alphabet Inc.
Netflix, Inc.
Top Detractor(s)
Comcast Corporation
Former Charter Communications Parent, Inc.
Snap Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Communication Services Sector Fund (Class A)	38.44%	12.56%	10.95%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Communication Services Index (reflects no deduction for fees, expenses, or taxes)	39.13%	13.12%	12.63%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Communication Services Sector Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Communication Services Sector Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Communication Services Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Communication Services Sector Fund (Class A)	38.44%	12.56%	10.95%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Communication Services Index (reflects no deduction for fees, expenses, or taxes)	39.13%	13.12%	12.63%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Communication Services Sector Fund

Net Assets	$ 871,112
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 1,376
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	871,112
Number of Investments:	58
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	1,376

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Communication Services	98.3
Consumer Discretionary	1.2
Derivative Instruments	0.4
Other Short Term Investments	0.3
Real Estate	0.3
Securities Lending Collateral	0.1
Total Net Assets	100.6

C 000218202 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Discretionary Sector Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Consumer Discretionary Sector Fund underperformed the Morningstar U.S. Consumer Cyclical Index by posting a return of 24.70% for Class A shares compared to 25.49% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to consumer discretionary distribution and retail companies
w	exposure to automobiles and components companies
w	exposure to materials companies
Top Market Detractors to Performance
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Amazon.com, Inc.
Tesla Inc.
Home Depot, Inc. , The
Top Detractor(s)
NIKE, Inc.
Lululemon Athletica Inc.
Aptiv PLC

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Consumer Discretionary Sector Fund (Class A)	24.70%	14.81%	13.12%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Consumer Cyclical Index (reflects no deduction for fees, expenses, or taxes)	25.49%	15.76%	13.99%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Consumer Discretionary Sector Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Consumer Discretionary Sector Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Consumer Cyclical Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Consumer Discretionary Sector Fund (Class A)	24.70%	14.81%	13.12%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Consumer Cyclical Index (reflects no deduction for fees, expenses, or taxes)	25.49%	15.76%	13.99%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Consumer Discretionary Sector Fund

Net Assets	$ 1,560,404
Holdings Count | Holdings	160
Advisory Fees Paid, Amount	$ 2,620
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,560,404
Number of Investments:	160
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	2,620

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Consumer Discretionary	96.2
Materials	2.7
Industrials	0.5
Consumer Staples	0.4
Derivative Instruments	0.3
Other Short Term Investments	0.2
Securities Lending Collateral	0.2
Total Net Assets	100.5

C 000218193 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Dow Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Dow Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Dow Index Fund underperformed the Dow Jones Industrial Average by posting a return of 14.21% for Class A shares compared to 14.99% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to financial services companies
w	exposure to software and services companies
Top Market Detractors to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
The Goldman Sachs Group, Inc.
American Express Company
Caterpillar Inc.
Top Detractor(s)
Boeing Company, The
The Sherwin-Williams Company
NIKE, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Dow Index Fund (Class A)	14.21%	9.82%	10.86%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	14.99%	10.55%	11.57%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Dow Index Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Dow Index Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Dow Jones Industrial Average to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Dow Index Fund (Class A)	14.21%	9.82%	10.86%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	14.99%	10.55%	11.57%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Dow Index Fund

Net Assets	$ 1,300,416
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 2,346
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,300,416
Number of Investments:	32
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	2,346

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	24.0
Information Technology	20.5
Health Care	14.6
Consumer Discretionary	14.0
Industrials	12.9
Materials	4.9
Consumer Staples	4.6
Communication Services	2.2
Energy	2.1
Derivative Instruments	0.3
Other Sectors	0.3
Total Net Assets	100.4

C 000218204 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Energy Sector Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Energy Sector Fund underperformed the Morningstar U.S. Energy Index by posting a return of 5.96% for Class A shares compared to 6.70% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to oil & gas pipelines
w	exposure to gas distributors
w	exposure to integrated oil companies
Top Market Detractors to Performance
w	exposure contract drilling companies
w	exposure to oilfield services & equipment companies
w	exposure to oil refiners

Performance Attribution
Holdings
Top Contributor(s)
Exxon Mobil Corporation
Williams Companies, Inc., The
Targa Resources Corp.
Top Detractor(s)
Schlumberger Limited
ConocoPhillips
Halliburton Company

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Energy Sector Fund (Class A)	5.96%	11.60%	3.55%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Energy Index (reflects no deduction for fees, expenses, or taxes)	6.70%	12.37%	4.42%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Energy Sector Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Energy Sector Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Energy Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Energy Sector Fund (Class A)	5.96%	11.60%	3.55%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Energy Index (reflects no deduction for fees, expenses, or taxes)	6.70%	12.37%	4.42%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Energy Sector Fund

Net Assets	$ 1,678,068
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 3,401
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,678,068
Number of Investments:	58
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,401

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Energy	99.1
Derivative Instruments	0.7
Other Short Term Investments	0.6
Utilities	0.3
Securities Lending Collateral	0.0
Total Net Assets	100.7

C 000218207 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Financial Sector Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Financial Sector Fund underperformed the Morningstar U.S. Financial Services Index by posting a return of 30.37% for Class A shares compared to 31.23% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to financial services companies
w	exposure to banks
w	exposure to insurance companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
Berkshire Hathaway Inc.
Visa Inc.
Top Detractor(s)
New York Community Bancorp, Inc.
MarketAxess Holdings Inc.
Franklin Resources, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Financial Sector Fund (Class A)	30.37%	10.52%	10.55%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Financial Services Index (reflects no deduction for fees, expenses, or taxes)	31.23%	12.10%	12.12%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Financial Sector Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Financial Services Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Mellon Financial Sector Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Financial Sector Fund (Class A)	30.37%	10.52%	10.55%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Financial Services Index (reflects no deduction for fees, expenses, or taxes)	31.23%	12.10%	12.12%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,534,550
Holdings Count | Holdings	188
Advisory Fees Paid, Amount	$ 2,442
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,534,550
Number of Investments:	188
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	2,442

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	99.2
Derivative Instruments	0.5
Other Short Term Investments	0.4
Industrials	0.3
Information Technology	0.1
Securities Lending Collateral	0.1
Health Care	0.0
Total Net Assets	100.6

C 000218209 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Healthcare Sector Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Healthcare Sector Fund underperformed the Morningstar U.S. Healthcare Index by posting a return of 2.02% for Class A shares compared to 2.67% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to health care equipment and services companies
Top Market Detractors to Performance
w	exposure to health care equipment and services companies
w	exposure to health care companies

Performance Attribution
Holdings
Top Contributor(s)
Eli Lilly and Company
Intuitive Surgical, Inc.
AbbVie Inc.
Top Detractor(s)
CVS Health Corporation
Humana Inc.
Johnson & Johnson

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Healthcare Sector Fund (Class A)	2.02%	6.65%	8.25%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Healthcare Index (reflects no deduction for fees, expenses, or taxes)	2.67%	7.17%	8.75%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Healthcare Sector Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Healthcare Sector Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Healthcare Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Healthcare Sector Fund (Class A)	2.02%	6.65%	8.25%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Healthcare Index (reflects no deduction for fees, expenses, or taxes)	2.67%	7.17%	8.75%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Healthcare Sector Fund

Net Assets	$ 2,922,416
Holdings Count | Holdings	147
Advisory Fees Paid, Amount	$ 5,763
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,922,416
Number of Investments:	147
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	5,763

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Health Care	99.0
Derivative Instruments	0.7
Other Short Term Investments	0.6
Materials	0.2
Consumer Staples	0.1
Securities Lending Collateral	0.1
Financials	0.0
Total Net Assets	100.7

C 000192052 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Industrials Sector Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Industrials Sector Fund underperformed the Morningstar U.S. Industrials Index by posting a return of 15.72% for Class A shares compared to 16.57% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to industrials
w	exposure to commercial & professional services
w	exposure to transportation companies

Performance Attribution
Holdings
Top Contributor(s)
General Electric Company
RTX Corporation
Eaton Corporation Public Limited Company
Top Detractor(s)
Boeing Company, The
United Parcel Service, Inc.
Union Pacific Corporation

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Industrials Sector Fund (Class A)	15.72%	11.74%	10.51%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	13.75%
Morningstar U.S. Industrials Index (reflects no deduction for fees, expenses, or taxes)	16.57%	11.92%	11.29%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Industrials Sector Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Industrials Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Mellon Industrials Sector Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Industrials Sector Fund (Class A)	15.72%	11.74%	10.51%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	13.75%
Morningstar U.S. Industrials Index (reflects no deduction for fees, expenses, or taxes)	16.57%	11.92%	11.29%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 284,323
Holdings Count | Holdings	209
Advisory Fees Paid, Amount	$ 502
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	284,323
Number of Investments:	209
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	502

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Industrials	96.8
Other Short Term Investments	1.6
Derivative Instruments	0.9
Consumer Discretionary	0.7
Financials	0.6
Materials	0.5
Information Technology	0.4
Securities Lending Collateral	0.2
Utilities	0.1
Total Net Assets	101.8

C 000218210 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Information Technology Sector Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.61%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Information Technology Sector Fund underperformed the Morningstar U.S. Technology Index by posting a return of 35.27% for Class A shares compared to 36.16% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to software and services companies
w	exposure to technology hardware and equipment companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Apple Inc.
Broadcom Inc.
Top Detractor(s)
Intel Corporation
Adobe Inc.
Snowflake Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Information Technology Sector Fund (Class A)	35.27%	22.98%	20.88%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Technology Index (reflects no deduction for fees, expenses, or taxes)	36.16%	24.16%	21.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Information Technology Sector Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Information Technology Sector Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Technology Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Information Technology Sector Fund (Class A)	35.27%	22.98%	20.88%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Technology Index (reflects no deduction for fees, expenses, or taxes)	36.16%	24.16%	21.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Information Technology Sector Fund

Net Assets	$ 7,166,060
Holdings Count | Holdings	215
Advisory Fees Paid, Amount	$ 10,826
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,166,060
Number of Investments:	215
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	10,826

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	93.1
Industrials	3.2
Financials	2.0
Communication Services	0.5
Derivative Instruments	0.5
Other Short Term Investments	0.4
Consumer Discretionary	0.4
Securities Lending Collateral	0.0
Total Net Assets	100.1

C 000192050 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Materials Sector Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.67%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Materials Sector Fund underperformed the Morningstar U.S. Basic Materials Index by posting a return of -2.32% for Class A shares compared to -1.78% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to construction materials companies
w	exposure to industrial gas chemical companies
Top Market Detractors to Performance
w	exposure to steel
w	exposure to specialty chemical companies
w	exposure to commodity chemical companies

Performance Attribution
Holdings
Top Contributor(s)
CRH Public Limited Company
Ecolab Inc.
Linde Public Limited Company
Top Detractor(s)
Nucor Corporation
Celanese Corporation
Dow Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Materials Sector Fund (Class A)	-2.32%	8.44%	6.68%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	13.75%
Morningstar U.S. Basic Materials Index (reflects no deduction for fees, expenses, or taxes)	-1.78%	9.24%	7.86%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Materials Sector Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Basic Materials Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Mellon Materials Sector Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Materials Sector Fund (Class A)	-2.32%	8.44%	6.68%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	13.75%
Morningstar U.S. Basic Materials Index (reflects no deduction for fees, expenses, or taxes)	-1.78%	9.24%	7.86%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 139,235
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 341
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	139,235
Number of Investments:	58
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	341

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Materials	97.5
Industrials	1.7
Other Short Term Investments	0.9
Derivative Instruments	0.6
Consumer Staples	0.3
Securities Lending Collateral	0.3
Total Net Assets	101.3

C 000218197 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Nasdaq 100 Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Nasdaq 100 Index Fund underperformed the Nasdaq-100 Index by posting a return of 25.09% for Class A shares compared to 25.88% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to media and entertainment companies
Top Market Detractors to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to consumer durables and apparel companies
w	exposure to material related stocks due to mixed commodity prices

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Broadcom Inc.
Meta Platforms, Inc.
Top Detractor(s)
Intel Corporation
Adobe Inc.
Pinduoduo (Shanghai) Network Technology Co., Ltd.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Nasdaq 100 Index Fund (Class A)	25.09%	19.43%	17.07%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes)	25.88%	20.18%	18.53%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Nasdaq 100 Index Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Nasdaq-100 Index to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Mellon Nasdaq 100 Index Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Nasdaq 100 Index Fund (Class A)	25.09%	19.43%	17.07%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes)	25.88%	20.18%	18.53%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 8,354,708
Holdings Count | Holdings	104
Advisory Fees Paid, Amount	$ 12,757
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,354,708
Number of Investments:	104
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	12,757

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	51.0
Communication Services	15.0
Consumer Discretionary	14.6
Consumer Staples	5.4
Health Care	4.9
Industrials	4.6
Materials	1.3
Utilities	1.2
Derivative Instruments	0.8
Other Short Term Investments	0.7
Other Sectors	1.4
Total Net Assets	100.9

C 000192054 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Real Estate Sector Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Real Estate Sector Fund underperformed the Morningstar U.S. Real Estate Index by posting a return of 4.34% for Class A shares compared to 5.03% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to health care REITs
w	exposure to data center REITs
w	exposure to residential REITs
Top Market Detractors to Performance
w	exposure to industrial REITs
w	exposure to telecom tower REITs
w	exposure to timber REITs

Performance Attribution
Holdings
Top Contributor(s)
Welltower Inc.
Digital Realty Trust, Inc.
Equinix, Inc.
Top Detractor(s)
ProLogis Inc.
American Tower Corporation
Crown Castle Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Real Estate Sector Fund (Class A)	4.34%	2.37%	4.68%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	13.75%
Morningstar U.S. Real Estate Index (reflects no deduction for fees, expenses, or taxes)	5.03%	2.97%	5.19%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Real Estate Sector Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Real Estate Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Mellon Real Estate Sector Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Real Estate Sector Fund (Class A)	4.34%	2.37%	4.68%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	13.75%
Morningstar U.S. Real Estate Index (reflects no deduction for fees, expenses, or taxes)	5.03%	2.97%	5.19%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 203,581
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 389
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	203,581
Number of Investments:	86
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	389

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Real Estate	96.5
Financials	2.6
Derivative Instruments	1.0
Securities Lending Collateral	0.6
Other Short Term Investments	0.4
Total Net Assets	101.1

C 000004634 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 500 Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon S&P 500 Index Fund underperformed the S&P 500 Index by posting a return of 24.39% for Class A shares compared to 25.02% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractors to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Apple Inc.
Amazon.com, Inc.
Top Detractor(s)
Intel Corporation
Adobe Inc.
Boeing Company, The

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon S&P 500 Index Fund (Class A)	24.39%	13.95%	12.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon S&P 500 Index Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon S&P 500 Index Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon S&P 500 Index Fund (Class A)	24.39%	13.95%	12.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon S&P 500 Index Fund

Net Assets	$ 15,403,059
Holdings Count | Holdings	508
Advisory Fees Paid, Amount	$ 14,699
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	15,403,059
Number of Investments:	508
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	14,699

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	32.2
Financials	13.5
Consumer Discretionary	11.2
Health Care	10.0
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.5
Securities Lending Collateral	4.7
Energy	3.1
Utilities	2.3
Other Sectors	5.7
Total Net Assets	105.6

C 000192075 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon U.S. Stock Market Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon U.S. Stock Market Index Fund underperformed the Morningstar U.S. Market Index by posting a return of 23.39% for Class A shares compared to 24.09% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractors to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Apple Inc.
Amazon.com, Inc.
Top Detractor(s)
Intel Corporation
Adobe Inc.
Boeing Company, The

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon U.S. Stock Market Index Fund (Class A)	23.39%	13.36%	13.17%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	13.75%
Morningstar U.S. Market Index (reflects no deduction for fees, expenses, or taxes)	24.09%	13.96%	13.87%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon U.S. Stock Market Index Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon U.S. Stock Market Index Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Market Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon U.S. Stock Market Index Fund (Class A)	23.39%	13.36%	13.17%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	13.75%
Morningstar U.S. Market Index (reflects no deduction for fees, expenses, or taxes)	24.09%	13.96%	13.87%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon U.S. Stock Market Index Fund

Net Assets	$ 5,134,376
Holdings Count | Holdings	1,265
Advisory Fees Paid, Amount	$ 8,024
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,134,376
Number of Investments:	1,265
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	8,024

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	30.7
Financials	13.9
Consumer Discretionary	11.6
Health Care	10.0
Industrials	9.2
Communication Services	9.0
Consumer Staples	5.3
Energy	3.2
Real Estate	2.4
Utilities	2.3
Other Sectors	2.9
Total Net Assets	100.5

C 000124095 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Utilities Sector Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon Utilities Sector Fund underperformed the Morningstar U.S. Utilities Index by posting a return of 25.69% for Class A shares compared to 26.74% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to electric utilities
w	exposure to multi-utilities
w	exposure to independent power producers
Top Market Detractors to Performance
w	exposure to water utilities

Performance Attribution
Holdings
Top Contributor(s)
Constellation Energy Group, Inc.
NextEra Energy, Inc.
Vistra Corp.
Top Detractor(s)
The AES Corporation
New Fortress Energy Inc.
American Water Works Company, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Utilities Sector Fund (Class A)	25.69%	6.20%	7.94%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Utilities Index (reflects no deduction for fees, expenses, or taxes)	26.74%	6.90%	8.64%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Utilities Sector Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Utilities Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Mellon Utilities Sector Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon Utilities Sector Fund (Class A)	25.69%	6.20%	7.94%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Utilities Index (reflects no deduction for fees, expenses, or taxes)	26.74%	6.90%	8.64%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 565,270
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 877
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,270
Number of Investments:	56
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	877

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Utilities	92.2
Industrials	6.6
Derivative Instruments	0.4
Other Short Term Investments	0.3
Total Net Assets	99.5

C 000218195 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Mellon World Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon World Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Mellon World Index Fund underperformed the Morningstar Developed Markets Target Market Exposure Index (Net) by posting a return of 18.04% for Class A shares compared to 18.48% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractors to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to food beverage & tobacco
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Apple Inc.
Amazon.com, Inc.
Top Detractor(s)
Intel Corporation
Nestle S.A.
Adobe Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon World Index Fund (Class A)	18.04%	10.82%	8.72%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.48%	11.06%	9.87%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon World Index Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon World Index Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Mellon World Index Fund (Class A)	18.04%	10.82%	8.72%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.48%	11.06%	9.87%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon World Index Fund

Net Assets	$ 451,334
Holdings Count | Holdings	1,332
Advisory Fees Paid, Amount	$ 834
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	451,334
Number of Investments:	1,332
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	834

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	26.0
Financials	16.3
Consumer Discretionary	11.1
Industrials	10.4
Health Care	10.2
Communication Services	8.0
Consumer Staples	6.0
Energy	3.6
Materials	3.2
Utilities	2.5
Other Sectors	3.4
Total Net Assets	100.7
Short Investments
Derivative Instruments	-0.2
Total Net Assets	-0.2

C 000004629 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/MFS Mid Cap Value Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/MFS Mid Cap Value Fund outperformed the Morningstar U.S. Mid Cap Broad Value Index by posting a return of 13.91% for Class A shares compared to 12.44% for the Index. The outperformance was primarily driven by positive stock selection within the consumer staples, materials and industrials sectors.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to financial companies
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to media & entertainment
w	exposure to consumer discretionary distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
Targa Resources Corp.
Arconic Inc.
Hartford Financial Services Group, Inc. , The
Top Detractor(s)
Brunswick Corporation
Aptiv PLC
Biogen Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/MFS Mid Cap Value Fund (Class A)	13.91%	9.55%	7.87%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	12.44%	9.12%	9.11%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/MFS Mid Cap Value Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Mid Cap Broad Value Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/MFS Mid Cap Value Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/MFS Mid Cap Value Fund (Class A)	13.91%	9.55%	7.87%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	12.44%	9.12%	9.11%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 2,031,639
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 10,896
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,031,639
Number of Investments:	145
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	10,896

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	19.9
Industrials	18.0
Consumer Discretionary	9.8
Utilities	8.0
Materials	7.9
Health Care	7.4
Real Estate	7.1
Consumer Staples	6.9
Information Technology	6.7
Energy	5.8
Other Sectors	2.5
Total Net Assets	100.0

C 000225795 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Morningstar PitchBook Listed Private Equity Index Fund underperformed the Morningstar PitchBook Developed Markets Listed Private Equity Index by posting a return of 21.11% for Class A shares compared to 22.14% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to developed non-U.S. equities which rose on earnings growth and modest multiple expansion
w	exposure to capital market companies
Top Market Detractors to Performance
w	exposure to diversified financial services

Performance Attribution
Holdings
Top Contributor(s)
K.K.R. Co., Inc.
Blackstone Inc.
3I Group PLC
Top Detractor(s)
Colony Capital, Inc.
Kinnevik AB
Partners Group Holding AG

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 26, 2021)
JNL/Morningstar PitchBook Listed Private Equity Index Fund (Class A)	21.11%	8.57%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.48%	7.99%
Morningstar PitchBook Developed Markets Listed Private Equity Index (reflects no deduction for fees, expenses, or taxes)	22.14%	9.70%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar PitchBook Listed Private Equity Index Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar PitchBook Developed Markets Listed Private Equity Index to the Morningstar Developed Markets Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 26, 2021)
JNL/Morningstar PitchBook Listed Private Equity Index Fund (Class A)	21.11%	8.57%
Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.48%	7.99%
Morningstar PitchBook Developed Markets Listed Private Equity Index (reflects no deduction for fees, expenses, or taxes)	22.14%	9.70%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 16,537
Holdings Count | Holdings	80
Advisory Fees Paid, Amount	$ 30
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	16,537
Number of Investments:	80
Portfolio Turnover (%):	77
Total Advisory Fees Paid ($):	30

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	87.1
Industrials	5.3
Investment Companies	5.2
Health Care	0.6
Communication Services	0.6
Securities Lending Collateral	0.4
Derivative Instruments	0.3
Consumer Discretionary	0.3
Consumer Staples	0.2
Information Technology	0.2
Total Net Assets	100.2

C 000248333 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar SMID Moat Focus Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.76%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 29, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the period April 29, 2024 through December 31, 2024, JNL/Morningstar SMID Moat Focus Index Fund underperformed the Morningstar U.S. Small-Mid Cap Moat Focus Index by posting a return of 7.60% for Class A shares compared to 8.76% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to consumer services companies
w	exposure to financial services companies
Top Market Detractors to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to energy companies
w	exposure to pharmaceuticals biotechnology and life sciences companies

Performance Attribution
Holdings
Top Contributor(s)
Tapestry, Inc.
Carnival Corporation
Live Nation Entertainment, Inc.
Top Detractor(s)
Celanese Corporation
HF Sinclair Corporation
Dow Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
Life of Fund (April 29, 2024)
JNL/Morningstar SMID Moat Focus Index Fund (Class A)	7.60%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	16.12%
Morningstar U.S. Small-Mid Cap Moat Focus Index (reflects no deduction for fees, expenses, or taxes)	8.76%
Morningstar U.S. Small-Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	10.52%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar SMID Moat Focus Index Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Small-Mid Cap Moat Focus Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Morningstar SMID Moat Focus Index Fund

Average Annual Total Returns as of 12/31/2024
Life of Fund (April 29, 2024)
JNL/Morningstar SMID Moat Focus Index Fund (Class A)	7.60%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	16.12%
Morningstar U.S. Small-Mid Cap Moat Focus Index (reflects no deduction for fees, expenses, or taxes)	8.76%
Morningstar U.S. Small-Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	10.52%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 126,604
Holdings Count | Holdings	112
Advisory Fees Paid, Amount	$ 174
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	126,604
Number of Investments:	112
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	174

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Consumer Discretionary	21.0
Health Care	14.3
Industrials	12.7
Financials	12.5
Information Technology	12.0
Materials	10.9
Communication Services	5.1
Utilities	4.9
Consumer Staples	4.4
Energy	0.7
Other Sectors	2.0
Total Net Assets	100.5

C 000179076 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar U.S. Sustainability Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Morningstar U.S. Sustainability Index Fund underperformed the Morningstar U.S. Sustainability Index by posting a return of 20.44% for Class A shares compared to 21.21% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to financial services companies
Top Market Detractors to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to consumer durables and apparel companies
w	exposure to food beverage & tobacco

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Berkshire Hathaway Inc.
Top Detractor(s)
Adobe Inc.
CVS Health Corporation
NIKE, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 24, 2017)
JNL/Morningstar U.S. Sustainability Index Fund (Class A)	20.44%	13.82%	13.78%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	14.60%
Morningstar U.S. Sustainability Index (reflects no deduction for fees, expenses, or taxes)	21.21%	13.71%	14.11%
Morningstar US Large-Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	25.07%	14.36%	14.50%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar U.S. Sustainability Index Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Sustainability Index to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Morningstar U.S. Sustainability Index Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 24, 2017)
JNL/Morningstar U.S. Sustainability Index Fund (Class A)	20.44%	13.82%	13.78%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	14.60%
Morningstar U.S. Sustainability Index (reflects no deduction for fees, expenses, or taxes)	21.21%	13.71%	14.11%
Morningstar US Large-Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	25.07%	14.36%	14.50%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 471,190
Holdings Count | Holdings	338
Advisory Fees Paid, Amount	$ 1,080
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	471,190
Number of Investments:	338
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	1,080

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	31.3
Financials	16.4
Health Care	11.2
Consumer Discretionary	10.4
Industrials	8.1
Communication Services	6.0
Consumer Staples	4.9
Real Estate	4.5
Materials	2.6
Energy	2.4
Other Sectors	2.5
Total Net Assets	100.3

C 000202645 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar Wide Moat Index Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Morningstar Wide Moat Index Fund underperformed the Morningstar Wide Moat Focus Index by posting a return of 10.51% for Class A shares compared to 11.29% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to software and services companies
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to consumer durables and apparel companies
w	exposure to household & personal products companies
w	exposure to consumer discretionary distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
Fortinet, Inc.
RTX Corporation
Salesforce, Inc.
Top Detractor(s)
The Estee Lauder Companies Inc.
ETSY, Inc.
NIKE, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Morningstar Wide Moat Index Fund (Class A)	10.51%	12.12%	13.25%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	14.01%
Morningstar Wide Moat Focus Index (reflects no deduction for fees, expenses, or taxes)	11.29%	12.97%	14.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar Wide Moat Index Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Wide Moat Focus Index to the S&P 500 Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Morningstar Wide Moat Index Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Morningstar Wide Moat Index Fund (Class A)	10.51%	12.12%	13.25%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	14.01%
Morningstar Wide Moat Focus Index (reflects no deduction for fees, expenses, or taxes)	11.29%	12.97%	14.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,308,037
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 2,674
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,308,037
Number of Investments:	53
Portfolio Turnover (%):	76
Total Advisory Fees Paid ($):	2,674

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Health Care	26.6
Industrials	21.3
Information Technology	15.6
Consumer Staples	14.1
Financials	6.3
Materials	6.1
Communication Services	5.5
Consumer Discretionary	3.8
Derivative Instruments	0.6
Other Short Term Investments	0.4
Total Net Assets	100.3

C 000218185 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Commodity Strategy Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Neuberger Berman Commodity Strategy Fund outperformed the Bloomberg Commodity Index by posting a return of 6.27% for Class A shares compared to 5.38% for the Index. The Fund’s outperformance was primarily driven by its overweight to cocoa futures contracts, and underweight exposure to natural gas futures contracts.

Top Market Contributors to Performance
w	broad exposure to commodity futures contracts which benefited from rising commodity prices.
w	exposure to gold futures
w	exposure to coffee futures
Top Market Detractors to Performance
w	exposure to soybean related futures
w	exposure to natural gas futures contracts
w	exposure to corn futures

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Neuberger Berman Commodity Strategy Fund (Class A)	6.27%	8.77%	3.14%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	5.38%	6.77%	1.28%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Neuberger Berman Commodity Strategy Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Neuberger Berman Commodity Strategy Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Bloomberg Commodity Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Neuberger Berman Commodity Strategy Fund (Class A)	6.27%	8.77%	3.14%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	5.38%	6.77%	1.28%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Neuberger Berman Commodity Strategy Fund

Net Assets	$ 38,103
Holdings Count | Holdings	113
Advisory Fees Paid, Amount	$ 265
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	38,103
Number of Investments:	113
Portfolio Turnover (%):	103
Total Advisory Fees Paid ($):	265

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	105.0
Financials	33.4
Non-U.S. Government Agency ABS	17.6
Other Short Term Investments	14.5
Health Care	5.8
Energy	4.0
Communication Services	3.9
Utilities	3.5
Information Technology	3.1
Real Estate	2.3
Other Sectors	4.6
Total Net Assets	197.7

C 000234523 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Gold Plus Strategy Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.20%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Neuberger Berman Gold Plus Strategy Fund underperformed the Bloomberg Gold Subindex by posting a return of 24.86% for Class A shares compared to 26.63% for the Index. The underperformance was primarily driven by relatively less exposure to gold futures contracts .

Top Market Contributors to Performance
w	exposure to gold futures
w	expsoure to cryptocurrency
w	exposure to cash and equivalents
Top Market Detractors to Performance
w	exposure to palladium futures
w	exposure to platinum futures

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 25, 2022)
JNL/Neuberger Berman Gold Plus Strategy Fund (Class A)	24.86%	10.60%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.53%
Bloomberg Gold Subindex (reflects no deduction for fees, expenses, or taxes)	26.63%	11.61%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Neuberger Berman Gold Plus Strategy Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Neuberger Berman Gold Plus Strategy Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Bloomberg Gold Subindex to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 25, 2022)
JNL/Neuberger Berman Gold Plus Strategy Fund (Class A)	24.86%	10.60%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.53%
Bloomberg Gold Subindex (reflects no deduction for fees, expenses, or taxes)	26.63%	11.61%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Neuberger Berman Gold Plus Strategy Fund

Net Assets	$ 52,865
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 377
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	52,865
Number of Investments:	66
Portfolio Turnover (%):	140
Total Advisory Fees Paid ($):	377

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	103.0
Financials	39.3
Other Short Term Investments	22.4
Health Care	6.2
Utilities	4.6
Communication Services	4.5
Energy	3.6
Investment Companies	2.9
Consumer Discretionary	2.8
Real Estate	2.4
Other Sectors	5.2
Total Net Assets	196.9

C 000111249 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Strategic Income Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Neuberger Berman Strategic Income Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 5.53% for Class A shares compared to 1.25% for the Index. The primary driver of outperformance was the Fund's underweight to duration and greater exposure to spread sectors.

Top Market Contributors to Performance
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to agency mortgage-backed securities
w	exposure to below investment grade corporate credit
Top Market Detractors to Performance
w	exposure to emerging markets sovereign bonds
w	exposure to Treasury Inflation-Protected Securities (TIPS)
w	exposure to Latin American government bonds

Performance Attribution
Holdings
Top Contributor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Neuberger Berman Strategic Income Fund (Class A)	5.53%	2.56%	3.05%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Neuberger Berman Strategic Income Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Neuberger Berman Strategic Income Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Neuberger Berman Strategic Income Fund (Class A)	5.53%	2.56%	3.05%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Neuberger Berman Strategic Income Fund

Net Assets	$ 705,142
Holdings Count | Holdings	1,311
Advisory Fees Paid, Amount	$ 3,406
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	705,142
Number of Investments:	1,311
Portfolio Turnover (%):	67
Total Advisory Fees Paid ($):	3,406

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	42.8
Derivative Instruments	36.0
Non-U.S. Government Agency ABS	22.4
Financials	8.6
Government Securities	4.1
Consumer Discretionary	3.8
Communication Services	3.4
Utilities	2.8
Energy	2.4
Consumer Staples	1.9
Other Sectors	9.2
Total Net Assets	137.4
Short Investments
Derivative Instruments	-7.9
Total Net Assets	-7.9

C 000218220 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Newton Equity Income Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Newton Equity Income Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Newton Equity Income Fund underperformed the Morningstar US Large-Mid Cap Broad Value Index by posting a return of 17.04% for Class A shares compared to 17.16% for the Index. The underperformance was primarly driven by an overweight to materials and cash while being underweight technology.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to financial companies
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to energy companies
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to health care equipment and services companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
AT&T Inc.
Constellation Energy Group, Inc.
Top Detractor(s)
Intel Corporation
International Game Technology PLC
Phillips 66

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Newton Equity Income Fund (Class A)	17.04%	12.77%	11.07%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	17.16%	10.70%	10.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Newton Equity Income Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Newton Equity Income Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar US Large-Mid Cap Broad Value Index to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Newton Equity Income Fund (Class A)	17.04%	12.77%	11.07%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	17.16%	10.70%	10.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Newton Equity Income Fund

Net Assets	$ 2,718,001
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 9,756
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,718,001
Number of Investments:	66
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	9,756

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	28.9
Health Care	15.0
Industrials	11.4
Information Technology	9.2
Energy	7.8
Materials	7.4
Communication Services	6.6
Consumer Discretionary	5.5
Consumer Staples	3.1
Other Short Term Investments	2.5
Other Sectors	2.9
Total Net Assets	100.3

C 000192062 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Income Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Income Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/PIMCO Income Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 4.63% for Class A shares compared to 1.25% for the Index. The outperformance was primarily driven by having a moderately lower amount of exposure to US interest rates, and overweight exposure to non-agency mortgage backed securities and high yield corporate credit.

Top Market Contributors to Performance
w	exposure to non-agency mortgage backed securities
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to UK gilt futures contracts

Performance Attribution
Holdings
Top Contributor(s)
Forward Foreign Currency Contracts
Interest Rate Swap Agreement
Interest Rate Swap Agreement
Top Detractor(s)
Futures Contract
Forward Foreign Currency Contracts
Interest Rate Swap Agreement

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/PIMCO Income Fund (Class A)	4.63%	2.24%	2.67%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	0.97%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PIMCO Income Fund

JNL/PIMCO Income Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/PIMCO Income Fund (Class A)	4.63%	2.24%	2.67%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	0.97%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,513,839
Holdings Count | Holdings	1,161
Advisory Fees Paid, Amount	$ 7,378
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,513,839
Number of Investments:	1,161
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	7,378

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	143.5
U.S. Government Agency MBS	65.7
Non-U.S. Government Agency ABS	43.6
Government Securities	26.4
Financials	5.9
Other Short Term Investments	2.7
Utilities	2.2
Health Care	2.0
Communication Services	1.6
Energy	1.6
Other Sectors	4.9
Total Net Assets	300.1
Short Investments
Derivative Instruments	-118.3
Total Net Assets	-118.3

C 000218187 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Investment Grade Credit Bond Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.16%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/PIMCO Investment Grade Credit Bond Fund outperformed the Bloomberg U.S. Credit Index by posting a return of 2.75% for Class A shares compared to 2.03% for the Index. The outperformance was primarily driven by strong security selection in investment grade corporate bonds, especially banks, brokerages and other financial companies.

Top Market Contributors to Performance
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	moderate exposure to high yield corporate bonds
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	expsoure to US government treasury note futures
w	exposure to US government treasury securities

Performance Attribution
Holdings
Top Contributor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Futures Contract
Treasury Bond, United States Department of

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/PIMCO Investment Grade Credit Bond Fund (Class A)	2.75%	0.08%	2.35%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	2.03%	0.23%	2.29%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/PIMCO Investment Grade Credit Bond Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PIMCO Investment Grade Credit Bond Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/PIMCO Investment Grade Credit Bond Fund (Class A)	2.75%	0.08%	2.35%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	2.03%	0.23%	2.29%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/PIMCO Investment Grade Credit Bond Fund

Net Assets	$ 869,004
Holdings Count | Holdings	1,040
Advisory Fees Paid, Amount	$ 3,368
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	869,004
Number of Investments:	1,040
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	3,368

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	50.8
Financials	32.2
U.S. Government Agency MBS	16.3
Government Securities	14.4
Energy	9.3
Utilities	8.9
Non-U.S. Government Agency ABS	7.9
Real Estate	7.1
Health Care	6.6
Industrials	5.4
Other Sectors	12.7
Total Net Assets	171.6
Short Investments
Derivative Instruments	-24.8
Total Net Assets	-24.8

C 000029602 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Real Return Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Real Return Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.34%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/PIMCO Real Return Fund outperformed the Bloomberg U.S. Treasury: U.S. TIPS Index by posting a return of 2.04% for Class A shares compared to 1.83% for the Index. The Fund’s outperformance was primarily driven by tactical exposure to European interest rates, non-agency mortgage backed securities, and an overweight to US TIPS.

Top Market Contributors to Performance
w	exposure to Treasury Inflation-Protected Securities (TIPS)
w	exposure to European government bond futures contracts
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to agency mortgage backed securities

Performance Attribution
Holdings
Top Contributor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/PIMCO Real Return Fund (Class A)	2.04%	1.91%	2.04%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury: U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	1.83%	1.87%	2.24%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PIMCO Real Return Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Bloomberg U.S. Treasury: U.S. TIPS Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/PIMCO Real Return Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/PIMCO Real Return Fund (Class A)	2.04%	1.91%	2.04%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury: U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	1.83%	1.87%	2.24%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,081,756
Holdings Count | Holdings	431
Advisory Fees Paid, Amount	$ 4,968
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,081,756
Number of Investments:	431
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	4,968

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	112.2
Government Securities	100.2
U.S. Government Agency MBS	15.9
Non-U.S. Government Agency ABS	10.2
Other Short Term Investments	0.5
Financials	0.3
Consumer Discretionary	0.0
Information Technology	0.0
Health Care	0.0
Total Net Assets	239.3
Short Investments
Derivative Instruments	-123.7
Total Net Assets	-123.7

C 000004647 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/PPM America High Yield Bond Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/PPM America High Yield Bond Fund underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index by posting a return of 7.93% for Class A shares compared to 8.19% for the Index. The underperformance was primarily driven by the Fund's fees as its gross return outperformed the benchmark.

Top Market Contributors to Performance
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to below investment grade consumer cyclical bonds
w	exposure to bank loans

Performance Attribution
Holdings
Top Contributor(s)
Trinseo Materials Operating S.C.A.
Carnival Corporation
LSF11 A5 Holdco LLC
Top Detractor(s)
Altice Financing S.A.
CSC Holdings, LLC
Telesat Canada

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/PPM America High Yield Bond Fund (Class A)	7.93%	3.63%	4.27%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	8.19%	4.20%	5.16%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	8.20%	4.03%	5.08%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/PPM America High Yield Bond Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PPM America High Yield Bond Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from ICE BofA U.S. High Yield Constrained Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/PPM America High Yield Bond Fund (Class A)	7.93%	3.63%	4.27%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	8.19%	4.20%	5.16%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	8.20%	4.03%	5.08%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/PPM America High Yield Bond Fund

Net Assets	$ 1,429,788
Holdings Count | Holdings	322
Advisory Fees Paid, Amount	$ 4,700
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,429,788
Number of Investments:	322
Portfolio Turnover (%):	79
Total Advisory Fees Paid ($):	4,700

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	15.7
Energy	13.6
Consumer Discretionary	13.4
Communication Services	13.1
Industrials	9.7
Information Technology	7.0
Consumer Staples	6.8
Health Care	6.4
Materials	5.9
Securities Lending Collateral	5.5
Other Sectors	7.1
Total Net Assets	104.2

C 000248335 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Investment Grade Credit Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.83%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 29, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the period April 29, 2024 through December 31, 2024, JNL/PPM America Investment Grade Credit Fund underperformed the Bloomberg U.S. Credit Index by posting a return of 4.10% for Class A shares compared to 5.05% for the Index. The underperformance was primarily driven by expenses over the period and an overweight to U.S. government securities.

Top Market Contributors to Performance
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to investment grade health technology bonds
w	exposure to investment grade consumer non-durable bonds
Top Market Detractors to Performance
w	exposure to futures contracts

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Bank of America Corporation
Morgan Stanley
Top Detractor(s)
Futures Contract
Treasury Bond, United States Department of
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
Life of Fund (April 29, 2024)
JNL/PPM America Investment Grade Credit Fund (Class A)	4.10%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.58%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	5.05%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PPM America Investment Grade Credit Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/PPM America Investment Grade Credit Fund

Average Annual Total Returns as of 12/31/2024
Life of Fund (April 29, 2024)
JNL/PPM America Investment Grade Credit Fund (Class A)	4.10%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.58%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	5.05%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 295,591
Holdings Count | Holdings	395
Advisory Fees Paid, Amount	$ 632
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	295,591
Number of Investments:	395
Portfolio Turnover (%):	47
Total Advisory Fees Paid ($):	632

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	37.0
Health Care	10.6
Government Securities	7.5
Industrials	6.5
Utilities	6.4
Communication Services	5.9
Consumer Staples	5.9
Information Technology	5.8
Derivative Instruments	5.6
Energy	4.8
Other Sectors	9.2
Total Net Assets	105.2
Short Investments
Derivative Instruments	-0.3
Total Net Assets	-0.3

C 000166583 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Total Return Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Total Return Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/PPM America Total Return Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 2.06% for Class A shares compared to 1.25% for the Index. The outperformance was primarily driven by an overweight to both investment grade corporates, high yield corporates while being underweight U.S. Treasuries.

Top Market Contributors to Performance
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to securitized credit
w	exposure to below investment grade corporate credit
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to futures contracts

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/PPM America Total Return Fund (Class A)	2.06%	0.31%	1.87%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/PPM America Total Return Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PPM America Total Return Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/PPM America Total Return Fund (Class A)	2.06%	0.31%	1.87%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/PPM America Total Return Fund

Net Assets	$ 1,504,498
Holdings Count | Holdings	563
Advisory Fees Paid, Amount	$ 6,026
Investment Company, Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,504,498
Number of Investments:	563
Portfolio Turnover (%):	88
Total Advisory Fees Paid ($):	6,026

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	26.4
Derivative Instruments	23.6
Financials	22.1
Government Securities	12.9
Non-U.S. Government Agency ABS	11.7
Utilities	4.4
Energy	3.3
Consumer Discretionary	3.1
Health Care	3.0
Industrials	3.0
Other Sectors	11.0
Total Net Assets	124.5
Short Investments
Derivative Instruments	-3.6
Total Net Assets	-3.6

C 000210334 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Fundamental U.S. Small Cap Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/RAFI Fundamental U.S. Small Cap Fund underperformed the RAFI Fundamental U.S. Small Company Index by posting a return of 10.72% for Class A shares compared to 11.40% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to capital goods companies
w	exposure to financial services companies
Top Market Detractors to Performance
w	exposure to health care equipment and services companies
w	exposure to automobiles and components companies
w	exposure to material related stocks due to mixed commodity prices

Performance Attribution
Holdings
Top Contributor(s)
Super Micro Computer, Inc.
EMCOR Group, Inc.
Sprouts Farmers Market, Inc.
Top Detractor(s)
New York Community Bancorp, Inc.
Capri Holdings Limited
Teladoc Health, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/RAFI Fundamental U.S. Small Cap Fund (Class A)	10.72%	9.56%	5.60%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
RAFI Fundamental U.S. Small Company Index (reflects no deduction for fees, expenses, or taxes)	11.40%	10.28%	9.01%
Morningstar U.S. Small Cap Extended Index (reflects no deduction for fees, expenses, or taxes)	11.34%	7.88%	7.88%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/RAFI Fundamental U.S. Small Cap Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from RAFI Fundamental U.S. Small Company Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/RAFI Fundamental U.S. Small Cap Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/RAFI Fundamental U.S. Small Cap Fund (Class A)	10.72%	9.56%	5.60%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
RAFI Fundamental U.S. Small Company Index (reflects no deduction for fees, expenses, or taxes)	11.40%	10.28%	9.01%
Morningstar U.S. Small Cap Extended Index (reflects no deduction for fees, expenses, or taxes)	11.34%	7.88%	7.88%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 408,022
Holdings Count | Holdings	756
Advisory Fees Paid, Amount	$ 753
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	408,022
Number of Investments:	756
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	753

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Industrials	19.6
Financials	17.3
Consumer Discretionary	14.6
Information Technology	11.7
Real Estate	9.5
Health Care	7.1
Materials	5.7
Energy	4.5
Consumer Staples	3.6
Communication Services	3.5
Other Sectors	3.8
Total Net Assets	100.9

C 000210333 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Multi-Factor U.S. Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/RAFI Multi-Factor U.S. Equity Fund underperformed the RAFI Multi-Factor U.S. Index by posting a return of 18.64% for Class A shares compared to 19.47% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributors to Performance
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to financial services companies
w	exposure to software and services companies
Top Market Detractors to Performance
w	exposure to health care equipment and services companies
w	exposure to transportation companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Meta Platforms, Inc.
Broadcom Inc.
Top Detractor(s)
Intel Corporation
CVS Health Corporation
Walgreens Boots Alliance, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/RAFI Multi-Factor U.S. Equity Fund (Class A)	18.64%	11.19%	8.84%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
RAFI Multi-Factor U.S. Index (reflects no deduction for fees, expenses, or taxes)	19.47%	11.92%	10.89%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/RAFI Multi-Factor U.S. Equity Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/RAFI Multi-Factor U.S. Equity Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from RAFI Multi-Factor U.S. Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/RAFI Multi-Factor U.S. Equity Fund (Class A)	18.64%	11.19%	8.84%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
RAFI Multi-Factor U.S. Index (reflects no deduction for fees, expenses, or taxes)	19.47%	11.92%	10.89%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/RAFI Multi-Factor U.S. Equity Fund

Net Assets	$ 2,141,574
Holdings Count | Holdings	843
Advisory Fees Paid, Amount	$ 3,849
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,141,574
Number of Investments:	843
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	3,849

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	17.4
Information Technology	14.9
Health Care	14.1
Consumer Staples	12.5
Industrials	11.8
Consumer Discretionary	10.5
Communication Services	6.4
Energy	4.9
Materials	3.2
Real Estate	2.0
Other Sectors	3.0
Total Net Assets	100.7

C 000138280 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Balanced Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/T. Rowe Price Balanced Fund underperformed the 45% S&P 500, 20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 35% Bloomberg US Aggregate Index by posting a return of 11.56% for Class A shares compared to 12.04% for the Index. The underperformance was primarly driven by an underweight to technology while being overweight to material and energy companies, in addition to fund expenses.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to growth equities
w	exposure to financial services and banks
Top Market Detractors to Performance
w	exposure to long duration fixed income investments which were driven lower by an increase in long-term yields
w	exposure to material related stocks due to mixed commodity prices
w	exposure to food beverage & tobacco

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Meta Platforms, Inc.
Amazon.com, Inc.
Top Detractor(s)
Nestle S.A.
Intel Corporation
Samsung Electronics Co., Ltd.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Balanced Fund (Class A)	11.56%	6.37%	5.88%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.05%
45% S&P 500, 20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 35% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	12.04%	7.52%	7.57%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Balanced Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Moderate Target Risk Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/T. Rowe Price Balanced Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Balanced Fund (Class A)	11.56%	6.37%	5.88%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	8.27%	5.37%	6.05%
45% S&P 500, 20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 35% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	12.04%	7.52%	7.57%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 527,340
Holdings Count | Holdings	1,481
Advisory Fees Paid, Amount	$ 2,695
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	527,340
Number of Investments:	1,481
Portfolio Turnover (%):	58
Total Advisory Fees Paid ($):	2,695

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	15.2
Financials	15.0
Government Securities	9.4
Consumer Discretionary	8.3
Health Care	8.3
U.S. Government Agency MBS	8.2
Industrials	7.0
Communication Services	5.8
Energy	4.9
Consumer Staples	4.4
Other Sectors	16.3
Total Net Assets	102.8
Short Investments
Derivative Instruments	-0.1
Total Net Assets	-0.1

C 000218189 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/T. Rowe Price Capital Appreciation Fund underperformed the 60% S&P 500 Index, 40% Bloomberg US Aggregate Index by posting a return of 12.30% for Class A shares compared to 15.04% for the Index. The underperformance was primarily driven by an overweight to health care equities and cash, in addition to poor security selection in the information technology sector.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractors to Performance
w	exposure to health care equipment and services companies
w	expsoure to equity options contracts
w	exposure to real estate companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Amazon.com, Inc.
Alphabet Inc.
Top Detractor(s)
Biogen Inc.
Advanced Micro Devices, Inc.
XCEL Energy Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Capital Appreciation Fund (Class A)	12.30%	10.16%	10.09%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
60% S&P 500 Index, 40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	15.04%	8.67%	8.52%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Capital Appreciation Fund

JNL/T. Rowe Price Capital Appreciation Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Capital Appreciation Fund (Class A)	12.30%	10.16%	10.09%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
60% S&P 500 Index, 40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	15.04%	8.67%	8.52%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 14,329,699
Holdings Count | Holdings	330
Advisory Fees Paid, Amount	$ 72,796
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,329,699
Number of Investments:	330
Portfolio Turnover (%):	84
Total Advisory Fees Paid ($):	72,796

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	24.5
Health Care	17.9
Government Securities	14.7
Financials	9.5
Consumer Discretionary	8.9
Industrials	8.0
Other Short Term Investments	5.4
Communication Services	4.5
Utilities	4.3
Energy	1.4
Other Sectors	1.3
Total Net Assets	100.4
Short Investments
Derivative Instruments	-0.2
Total Net Assets	-0.2

C 000252143 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	1.00%

(a)

This Fund share class’s shareholder report covers the period of time since inception on October 21, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the period October 21, 2024 through December 31, 2024, JNL/T. Rowe Price Capital Appreciation Equity Fund underperformed the S&P 500 Index by posting a return of -0.90% for Class A shares compared to 0.56% for the Index. The Fund's underperformance was driven by an overweight to health care and negative selection within the consumer discretionary sector.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to U.S. large cap consumer discretionary companies
w	exposure to media and entertainment companies
Top Market Detractors to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to health care equipment and services companies
w	exposure to capital goods companies

Performance Attribution
Holdings
Top Contributor(s)
Amazon.com, Inc.
Alphabet Inc.
Apple Inc.
Top Detractor(s)
NVIDIA Corporation
Danaher Corporation
UnitedHealth Group Incorporated

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
Life of Fund (October 21, 2024)
JNL/T. Rowe Price Capital Appreciation Equity Fund (Class A)	-0.90%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	0.56%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Capital Appreciation Equity Fund

JNL/T. Rowe Price Capital Appreciation Equity Fund

Average Annual Total Returns as of 12/31/2024
Life of Fund (October 21, 2024)
JNL/T. Rowe Price Capital Appreciation Equity Fund (Class A)	-0.90%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	0.56%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 528,273
Holdings Count | Holdings	96
Advisory Fees Paid, Amount	$ 548
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	528,273
Number of Investments:	96
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	548

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	34.7
Health Care	18.6
Industrials	10.6
Consumer Discretionary	9.7
Financials	7.4
Utilities	6.9
Communication Services	6.3
Energy	2.3
Securities Lending Collateral	1.9
Materials	1.6
Other Sectors	1.8
Total Net Assets	101.8

C 000004656 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Growth Stock Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/T. Rowe Price Growth Stock Fund underperformed the Morningstar US Large-Mid Cap Broad Growth Index by posting a return of 29.95% for Class A shares compared to 33.04% for the Index. The underperformance was primarily driven by negative stock selection within information technology, industrials and consumer discretionary.

Top Market Contributors to Performance
w	exposure to growth equities
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to media and entertainment companies
Top Market Detractors to Performance
w	exposure to energy companies
w	exposure to transportation companies
w	exposure to real estate companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Apple Inc.
Amazon.com, Inc.
Top Detractor(s)
Rivian Automotive, Inc.
Adobe Inc.
Dollar General Corporation

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Growth Stock Fund (Class A)	29.95%	13.04%	13.60%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Morningstar US Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	33.04%	17.19%	15.14%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Growth Stock Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Growth Stock Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar US Large-Mid Cap Broad Growth Index to the S&P 500 Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Growth Stock Fund (Class A)	29.95%	13.04%	13.60%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Morningstar US Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	33.04%	17.19%	15.14%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Growth Stock Fund

Net Assets	$ 10,209,614
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 43,975
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	10,209,614
Number of Investments:	62
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	43,975

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	50.5
Consumer Discretionary	16.3
Communication Services	15.4
Health Care	9.0
Financials	6.5
Industrials	1.5
Materials	0.5
Other Short Term Investments	0.4
Total Net Assets	100.1

C 000004657 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Mid-Cap Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/T. Rowe Price Mid-Cap Growth Fund underperformed the Morningstar U.S. Mid Cap Broad Growth Index by posting a return of 9.17% for Class A shares compared to 18.04% for the Index. An overweight to health care and poor stock selection within industrials were the primary detractors.

Top Market Contributors to Performance
w	exposure to growth equities
w	exposure to software and services companies
w	exposure to media and entertainment companies
Top Market Detractors to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to consumer staples distribution and retail companies
w	exposure to health care equipment and services companies

Performance Attribution
Holdings
Top Contributor(s)
Marvell Technology, Inc.
Spotify Technology S.A.
The Trade Desk, Inc.
Top Detractor(s)
Microchip Technology Incorporated
Dollar Tree, Inc.
Teleflex Incorporated

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	9.17%	7.32%	9.89%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	18.04%	11.14%	11.11%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Mid-Cap Growth Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Mid-Cap Growth Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar U.S. Mid Cap Broad Growth Index to the Morningstar U.S. Market Extended Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	9.17%	7.32%	9.89%
Morningstar U.S. Market Extended Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.84%	12.56%
Morningstar U.S. Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	18.04%	11.14%	11.11%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Mid-Cap Growth Fund

Net Assets	$ 5,138,704
Holdings Count | Holdings	137
Advisory Fees Paid, Amount	$ 31,059
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,138,704
Number of Investments:	137
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	31,059

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Health Care	20.3
Information Technology	18.1
Industrials	15.8
Consumer Discretionary	13.4
Financials	8.4
Communication Services	6.9
Energy	5.3
Materials	4.5
Consumer Staples	4.3
Other Short Term Investments	2.4
Other Sectors	0.7
Total Net Assets	100.1

C 000029598 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Short-Term Bond Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/T. Rowe Price Short-Term Bond Fund outperformed the Bloomberg 1-3 Year Government/Credit Index by posting a return of 4.65% for Class A shares compared to 4.36% for the Index. The outperformance was primarily driven by allocation to securitized credit and commericial mortgage backed securities.

Top Market Contributors to Performance
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to securitized credit
w	exposure to short and intermediate duration Treasury notes
Top Market Detractors to Performance
w	exposure to futures contracts

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Treasury Note, United States Department of
Treasury Note, United States Department of
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	4.65%	1.62%	1.61%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	4.36%	1.58%	1.63%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Short-Term Bond Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Bloomberg 1-3 Year Government/Credit Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/T. Rowe Price Short-Term Bond Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	4.65%	1.62%	1.61%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
Bloomberg 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	4.36%	1.58%	1.63%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,116,602
Holdings Count | Holdings	820
Advisory Fees Paid, Amount	$ 3,597
Investment Company, Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,116,602
Number of Investments:	820
Portfolio Turnover (%):	109
Total Advisory Fees Paid ($):	3,597

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	33.4
Non-U.S. Government Agency ABS	29.1
Government Securities	19.9
Financials	15.1
U.S. Government Agency MBS	6.8
Consumer Discretionary	4.1
Health Care	3.6
Energy	3.3
Utilities	3.2
Other Short Term Investments	2.9
Other Sectors	11.3
Total Net Assets	132.7
Short Investments
Derivative Instruments	-7.3
Total Net Assets	-7.3

C 000166581 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price U.S. High Yield Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/T. Rowe Price U.S. High Yield Fund underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index by posting a return of 8.04% for Class A shares compared to 8.19% for the Index. The underperformance was primarly driven by the Fund's bank loan allocation, overweight to cash and expense during the period.

Top Market Contributors to Performance
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to high yield energy bonds
w	exposure to packaged software broadly syndicated loans
Top Market Detractors to Performance
w	exposure to high yield corporate-other bonds
w	exposure to pharmaceutical broadly syndicated loans
w	exposure to specialty food broadly syndicated loans

Performance Attribution
Holdings
Top Contributor(s)
Sigma Holdco B.V.
Sabre GLBL Inc.
First Quantum Minerals Ltd
Top Detractor(s)
ARD Finance S.A.
DISH DBS Corporation
Herbalife International, Inc.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 25, 2016)
JNL/T. Rowe Price U.S. High Yield Fund (Class A)	8.04%	2.55%	3.54%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.15%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	8.19%	4.20%	5.76%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	8.20%	4.03%	5.68%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price U.S. High Yield Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from ICE BofA U.S. High Yield Constrained Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/T. Rowe Price U.S. High Yield Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 25, 2016)
JNL/T. Rowe Price U.S. High Yield Fund (Class A)	8.04%	2.55%	3.54%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.15%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	8.19%	4.20%	5.76%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	8.20%	4.03%	5.68%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 466,599
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 2,293
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	466,599
Number of Investments:	103
Portfolio Turnover (%):	125
Total Advisory Fees Paid ($):	2,293

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Energy	20.4
Financials	14.4
Consumer Discretionary	13.7
Communication Services	9.6
Information Technology	8.4
Industrials	7.8
Health Care	6.3
Consumer Staples	6.1
Securities Lending Collateral	4.2
Other Short Term Investments	3.9
Other Sectors	8.4
Total Net Assets	103.2

C 000004658 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Value Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/T. Rowe Price Value Fund underperformed the Morningstar US Large-Mid Cap Broad Value Index by posting a return of 14.84% for Class A shares compared to 17.16% for the Index. Poor stock selection within the technology sector along with an underweight to communication services drove underperformance.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to financial services and banks
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to real estate companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
Berkshire Hathaway Inc.
Fiserv, Inc.
Top Detractor(s)
Intel Corporation
Dollar Tree, Inc.
Schlumberger Limited

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Value Fund (Class A)	14.84%	10.19%	9.12%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	17.16%	10.70%	10.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Value Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Value Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar US Large-Mid Cap Broad Value Index to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/T. Rowe Price Value Fund (Class A)	14.84%	10.19%	9.12%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	17.16%	10.70%	10.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Value Fund

Net Assets	$ 4,474,330
Holdings Count | Holdings	109
Advisory Fees Paid, Amount	$ 21,884
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,474,330
Number of Investments:	109
Portfolio Turnover (%):	58
Total Advisory Fees Paid ($):	21,884

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	23.2
Industrials	15.7
Health Care	14.1
Consumer Staples	9.7
Energy	9.4
Information Technology	6.8
Materials	6.2
Consumer Discretionary	6.0
Utilities	4.8
Communication Services	1.9
Other Sectors	2.2
Total Net Assets	100.0

C 000234525 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/WCM China Quality Growth Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.35%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/WCM China Quality Growth Fund underperformed the Morningstar China Index (Net) by posting a return of -0.82% for Class A shares compared to 16.50% for the Index. The underperformance was primarily driven by challenged stock selection in multiple sectors.

Top Market Contributors to Performance
w	exposure to Hong Kong equities
w	exposure to media and entertainment companies
w	exposure to consumer services companies
Top Market Detractors to Performance
w	exposure to China equities
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to diversifed metals & mining

Performance Attribution
Holdings
Top Contributor(s)
Tencent Holdings Limited
Fuyao Glass Industry Group Co., Ltd.
Prosus N.V.
Top Detractor(s)
WuXi AppTec Co., Ltd.
Pinduoduo (Shanghai) Network Technology Co., Ltd.
China Overseas Holdings Limited

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 25, 2022)
JNL/WCM China Quality Growth Fund (Class A)	-0.82%	-5.99%
Morningstar Emerging Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.10%	2.93%
Morningstar China Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.50%	1.30%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WCM China Quality Growth Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar China Index (Net) to the Morningstar Emerging Markets Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/WCM China Quality Growth Fund

Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 25, 2022)
JNL/WCM China Quality Growth Fund (Class A)	-0.82%	-5.99%
Morningstar Emerging Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.10%	2.93%
Morningstar China Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.50%	1.30%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 5,630
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 47
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,630
Number of Investments:	31
Portfolio Turnover (%):	94
Total Advisory Fees Paid ($):	47

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Industrials	29.7
Consumer Discretionary	20.9
Communication Services	16.9
Information Technology	16.8
Financials	5.2
Consumer Staples	3.7
Health Care	3.5
Other Short Term Investments	2.8
Materials	1.7
Total Net Assets	101.2
Short Investments
Derivative Instruments	-1.2
Total Net Assets	-1.2

C 000218191 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/WCM Focused International Equity Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/WCM Focused International Equity Fund outperformed the Morningstar Global ex-US Target Market Exposure Index (Net) by posting a return of 7.10% for Class A shares compared to 5.37% for the Index. The outperformance was primarily driven by the Fund's overweight to growth-oriented equities.

Top Market Contributors to Performance
w	exposure to growth equities
w	exposure to financial companies
w	exposure to capital goods companies
Top Market Detractors to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to Hong Kong equities
w	exposure to household & personal products companies

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
Ferrari N.V.
Sea Limited
Top Detractor(s)
Icon Public Limited Company
Meituan
Atlassian Corporation

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/WCM Focused International Equity Fund (Class A)	7.10%	6.57%	9.12%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.98%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/WCM Focused International Equity Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WCM Focused International Equity Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/WCM Focused International Equity Fund (Class A)	7.10%	6.57%	9.12%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.98%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/WCM Focused International Equity Fund

Net Assets	$ 1,764,545
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 11,307
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,764,545
Number of Investments:	37
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	11,307

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Industrials	25.5
Information Technology	18.2
Financials	16.4
Consumer Discretionary	13.5
Health Care	12.8
Communication Services	8.1
Materials	2.0
Other Short Term Investments	1.8
Energy	1.7
Total Net Assets	100.0

C 000153492 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Westchester Capital Event Driven Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$170	1.66%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Westchester Capital Event Driven Fund outperformed the Wilshire Liquid Alternative Event Driven Index by posting a return of 4.79% for Class A shares compared to 0.95% for the Index. The outperformance was primarily driven by select exposure to corporate debt, preferred equities, and equities with event-driven investment catalysts.

Top Market Contributors to Performance
w	exposure to select corporate debt with event-driven catalysts
w	exposure to select preferred equities with event-driven catalysts
w	exposure to select equities with event-driven catalysts
Top Market Detractors to Performance
w	expsoure to equity options contracts

Performance Attribution
Holdings
Top Contributor(s)
Total Return Swap Agreement
Federal Home Loan Mortgage Corporation
Forward Foreign Currency Contracts
Top Detractor(s)
Total Return Swap Agreement
Altaba Inc.
Total Return Swap Agreement

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 27, 2015)
JNL/Westchester Capital Event Driven Fund (Class A)	4.79%	3.38%	3.72%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.20%
Wilshire Liquid Alternative Event Driven Index (reflects no deduction for fees, expenses, or taxes)	0.95%	1.88%	1.69%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Westchester Capital Event Driven Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Wilshire Liquid Alternative Event Driven Index to the Bloomberg U.S. Aggregate Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/Westchester Capital Event Driven Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (April 27, 2015)
JNL/Westchester Capital Event Driven Fund (Class A)	4.79%	3.38%	3.72%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.20%
Wilshire Liquid Alternative Event Driven Index (reflects no deduction for fees, expenses, or taxes)	0.95%	1.88%	1.69%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 49,972
Holdings Count | Holdings	251
Advisory Fees Paid, Amount	$ 630
Investment Company, Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	49,972
Number of Investments:	251
Portfolio Turnover (%):	250
Total Advisory Fees Paid ($):	630

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	62.2
Communication Services	17.5
Materials	10.4
Other Short Term Investments	9.3
Financials	9.2
Energy	7.9
Consumer Discretionary	6.9
Information Technology	6.5
Industrials	5.8
Investment Companies	3.2
Other Sectors	8.8
Total Net Assets	147.7
Short Investments
Derivative Instruments	-29.2
Communication Services	-0.6
Financials	-0.5
Energy	-0.4
Total Net Assets	-30.7

C 000106861 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/Western Asset Global Multi-Sector Bond Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Western Asset Global Multi-Sector Bond Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/Western Asset Global Multi-Sector Bond Fund outperformed the Bloomberg Global Aggregate Index by posting a return of 4.11% for Class A shares compared to -1.69% for the Index. The Fund’s outperformance was primarily driven by an overweight to global high yield corporate and sovereign bonds.

Top Market Contributors to Performance
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to investment grade corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to non-us sovereign and corporate high yield bonds
Top Market Detractors to Performance
w	exposure to European government bond futures contracts
w	exposure to UK gilt futures contracts

Performance Attribution
Holdings
Top Contributor(s)
Forward Foreign Currency Contracts
iHeartCommunications, Inc.
Futures Contract
Top Detractor(s)
Forward Foreign Currency Contracts
Futures Contract
Gobierno Federal de los Estados Unidos Mexicanos

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Western Asset Global Multi-Sector Bond Fund (Class A)	4.11%	-0.99%	-0.02%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.69%	-1.96%	0.15%
50% Bloomberg Global Aggregate Index, 25% Bloomberg EM USD Aggregate Index, 25% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	2.77%	0.26%	2.19%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Western Asset Global Multi-Sector Bond Fund

JNL/Western Asset Global Multi-Sector Bond Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Western Asset Global Multi-Sector Bond Fund (Class A)	4.11%	-0.99%	-0.02%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.69%	-1.96%	0.15%
50% Bloomberg Global Aggregate Index, 25% Bloomberg EM USD Aggregate Index, 25% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	2.77%	0.26%	2.19%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 355,719
Holdings Count | Holdings	241
Advisory Fees Paid, Amount	$ 1,843
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	355,719
Number of Investments:	241
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	1,843

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Derivative Instruments	47.9
Government Securities	32.5
Financials	12.3
Energy	9.2
Non-U.S. Government Agency ABS	8.9
Communication Services	8.6
Consumer Discretionary	6.7
Industrials	5.1
Consumer Staples	3.4
Materials	3.1
Other Sectors	8.5
Total Net Assets	146.2
Short Investments
Derivative Instruments	-20.2
Total Net Assets	-20.2

C 000004630 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/William Blair International Leaders Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/William Blair International Leaders Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.97%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/William Blair International Leaders Fund underperformed the Morningstar Global ex-US Target Market Exposure Index (Net) by posting a return of -0.95% for Class A shares compared to 5.37% for the Index. The underperformance was primarily driven from poor stock selection within technology and industrials.

Top Market Contributors to Performance
w	exposure to Taiwan companies
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to Canadian companies
Top Market Detractors to Performance
w	exposure to consumer durables and apparel companies
w	exposure to U.S. companies
w	exposure to South Korean equities

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
Dollarama Inc.
SAP SE
Top Detractor(s)
Lululemon Athletica Inc.
Samsung Electronics Co., Ltd.
Icon Public Limited Company

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/William Blair International Leaders Fund (Class A)	-0.95%	0.24%	2.76%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.98%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/William Blair International Leaders Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/William Blair International Leaders Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/William Blair International Leaders Fund (Class A)	-0.95%	0.24%	2.76%
Morningstar Global ex-US Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.37%	4.33%	4.98%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/William Blair International Leaders Fund

Net Assets	$ 975,734
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 5,269
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	975,734
Number of Investments:	68
Portfolio Turnover (%):	73
Total Advisory Fees Paid ($):	5,269

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	21.1
Industrials	20.8
Consumer Discretionary	18.3
Financials	16.7
Health Care	12.0
Materials	4.7
Communication Services	2.6
Energy	1.8
Consumer Staples	1.3
Other Short Term Investments	0.7
Other Sectors	0.4
Total Net Assets	100.4

C 000004651 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/WMC Balanced Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Balanced Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/WMC Balanced Fund underperformed the 65% S&P 500 Index, 35% Bloomberg US Aggregate Index by posting a return of 14.64% for Class A shares compared to 16.26% for the Index. The underperformance was primarily driven from negative stock selection in information technology and industrials.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to U.S. large cap consumer discretionary companies
w	exposure to financial services and banks
Top Market Detractors to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to food beverage & tobacco

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Amazon.com, Inc.
Alphabet Inc.
Top Detractor(s)
Intel Corporation
Boeing Company, The
Pernod Ricard

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/WMC Balanced Fund (Class A)	14.64%	7.48%	7.59%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
65% S&P 500 Index, 35% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.26%	9.41%	9.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/WMC Balanced Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Balanced Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/WMC Balanced Fund (Class A)	14.64%	7.48%	7.59%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
65% S&P 500 Index, 35% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.26%	9.41%	9.10%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/WMC Balanced Fund

Net Assets	$ 9,170,351
Holdings Count | Holdings	603
Advisory Fees Paid, Amount	$ 29,054
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,170,351
Number of Investments:	603
Portfolio Turnover (%):	99
Total Advisory Fees Paid ($):	29,054

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Information Technology	22.7
Government Securities	16.1
Financials	12.0
U.S. Government Agency MBS	9.9
Consumer Discretionary	8.9
Communication Services	6.9
Health Care	6.5
Industrials	4.4
Energy	3.6
Consumer Staples	2.5
Other Sectors	8.5
Total Net Assets	102.0
Short Investments
U.S. Government Agency MBS	-0.7
Derivative Instruments	-0.2
Total Net Assets	-0.9

C 000192064 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/WMC Equity Income Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Equity Income Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/WMC Equity Income Fund underperformed the Morningstar Dividend Composite Index by posting a return of 12.54% for Class A shares compared to 15.72% for the Index. The underperformance was primarily driven by an overweight to the real estate sector and poor selection within materials and consumer staples.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to banks
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractors to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to real estate companies
w	exposure to French companies

Performance Attribution
Holdings
Top Contributor(s)
Broadcom Inc.
JPMorgan Chase & Co.
Targa Resources Corp.
Top Detractor(s)
Pernod Ricard
Celanese Corporation
Archer-Daniels-Midland Company

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/WMC Equity Income Fund (Class A)	12.54%	9.23%	9.39%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	14.35%
Morningstar Dividend Composite Index (reflects no deduction for fees, expenses, or taxes)	15.72%	11.04%	11.44%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Equity Income Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar Dividend Composite Index to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/WMC Equity Income Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/WMC Equity Income Fund (Class A)	12.54%	9.23%	9.39%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	14.35%
Morningstar Dividend Composite Index (reflects no deduction for fees, expenses, or taxes)	15.72%	11.04%	11.44%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 1,033,836
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 4,789
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,033,836
Number of Investments:	78
Portfolio Turnover (%):	46
Total Advisory Fees Paid ($):	4,789

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	20.1
Health Care	15.9
Industrials	12.3
Information Technology	12.1
Energy	9.6
Consumer Staples	9.1
Utilities	8.6
Consumer Discretionary	4.0
Materials	3.2
Real Estate	2.5
Other Sectors	2.5
Total Net Assets	99.9

C 000004639 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/WMC Global Real Estate Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/WMC Global Real Estate Fund outperformed the FTSE EPRA Nareit Developed Real Estate Index by posting a return of 5.63% for Class A shares compared to 0.94% for the Index. Outperformance was primarily driven by strong selection in office, diversified, and warehouse.

Top Market Contributors to Performance
w	exposure to health care REITs
w	exposure to residential REITs
w	exposute to reteil REITs
Top Market Detractors to Performance
w	exposure to industrial REITs
w	exposure to capital goods companies

Performance Attribution
Holdings
Top Contributor(s)
Welltower Inc.
American Healthcare REIT, Inc.
SL Green Realty Corp.
Top Detractor(s)
ProLogis Inc.
Link Real Estate Investment Trust
Oriental Land Co., Ltd.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/WMC Global Real Estate Fund (Class A)	5.63%	-1.40%	1.80%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
FTSE EPRA Nareit Developed Real Estate Index (reflects no deduction for fees, expenses, or taxes)	0.94%	-1.00%	2.23%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Global Real Estate Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from FTSE EPRA Nareit Developed Real Estate Index to the Morningstar Global Target Market Exposure Index (Net) in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

JNL/WMC Global Real Estate Fund

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/WMC Global Real Estate Fund (Class A)	5.63%	-1.40%	1.80%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%
FTSE EPRA Nareit Developed Real Estate Index (reflects no deduction for fees, expenses, or taxes)	0.94%	-1.00%	2.23%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

Net Assets	$ 597,902
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 3,687
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	597,902
Number of Investments:	58
Portfolio Turnover (%):	80
Total Advisory Fees Paid ($):	3,687

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Real Estate	89.5
Consumer Discretionary	6.5
Other Short Term Investments	1.5
Industrials	1.4
Securities Lending Collateral	1.0
Health Care	1.0
Total Net Assets	100.9
Short Investments
Derivative Instruments	-0.3
Total Net Assets	-0.3

C 000004655 [Member]
Shareholder Report [Line Items]
Fund Name	JNL/WMC Value Fund
Class Name	Share Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Value Fund for the year ended December 31, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2024, JNL/WMC Value Fund underperformed the Morningstar US Large-Mid Cap Broad Value Index by posting a return of 10.88% for Class A shares compared to 17.16% for the Index. The underperformance was primarily driven by negative stock selection in consumer staples, consumer staples, and technology.

Top Market Contributors to Performance
w	broad exposure to U.S. equities which rose sharply on strong earnings growth and multiple expansion
w	exposure to financial companies
w	exposure to technology hardware and equipment companies
Top Market Detractors to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to real estate companies
w	exposure to food beverage & tobacco

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
Corning Incorporated
K.K.R. Co., Inc.
Top Detractor(s)
New York Community Bancorp, Inc.
Celanese Corporation
Pernod Ricard

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/WMC Value Fund (Class A)	10.88%	8.24%	7.96%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	17.16%	10.70%	10.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/WMC Value Fund

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Value Fund

¹Effective April 29, 2024, the Fund changed its primary benchmark from Morningstar US Large-Mid Cap Broad Value Index to the Morningstar U.S. Target Market Exposure Index in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market.

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/WMC Value Fund (Class A)	10.88%	8.24%	7.96%
Morningstar U.S. Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.04%
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	17.16%	10.70%	10.39%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/WMC Value Fund

Net Assets	$ 1,063,500
Holdings Count | Holdings	71
Advisory Fees Paid, Amount	$ 4,755
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,063,500
Number of Investments:	71
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	4,755

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Financials	20.5
Health Care	19.4
Industrials	12.1
Information Technology	10.6
Energy	8.4
Consumer Staples	7.0
Utilities	5.8
Consumer Discretionary	5.7
Communication Services	4.1
Real Estate	3.9
Other Sectors	2.5
Total Net Assets	100.0